UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804833.106

FAV-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.7%
Fiat SpA	28,600	$ 366,421
Harley-Davidson, Inc.	6,759	184,048
		550,469
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	12,400	195,672
Bally Technologies, Inc. (a)	4,462	144,123
Brinker International, Inc.	14,215	223,460
DineEquity, Inc. (a)	5,901	215,150
Starwood Hotels & Resorts Worldwide, Inc.	8,956	433,918
Vail Resorts, Inc. (a)(d)	1,500	56,820
WMS Industries, Inc. (a)	4,376	168,520
Wyndham Worldwide Corp.	16,800	428,904
		1,866,567
Household Durables - 2.3%
Ethan Allen Interiors, Inc. (d)	27,100	415,714
Harman International Industries, Inc. (a)	2,900	88,189
KB Home	3,020	34,368
Pulte Group, Inc. (a)	41,440	363,843
Stanley Black & Decker, Inc.	16,560	960,811
		1,862,925
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	31,470	356,240
Leisure Equipment & Products - 0.7%
Brunswick Corp.	29,370	496,940
Eastman Kodak Co. (a)(d)	22,110	87,777
		584,717
Media - 2.0%
Interpublic Group of Companies, Inc. (a)	49,025	448,089
Liberty Global, Inc. Class A (a)	5,900	172,575
MDC Partners, Inc. Class A (sub. vtg.)	6,200	76,446
United Business Media Ltd.	11,476	99,084
Valassis Communications, Inc. (a)	9,815	339,305
Virgin Media, Inc.	21,382	460,354
		1,595,853
Multiline Retail - 0.2%
Big Lots, Inc. (a)	3,470	119,056
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	2,100	112,413
Best Buy Co., Inc.	9,440	327,190
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc. (a)	44,206	$ 631,704
Sally Beauty Holdings, Inc. (a)	22,819	215,868
Staples, Inc.	8,892	180,774
		1,467,949
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	15,200	380,760
Iconix Brand Group, Inc. (a)	17,330	285,252
Warnaco Group, Inc. (a)	1,936	80,867
		746,879
TOTAL CONSUMER DISCRETIONARY		9,150,655
CONSUMER STAPLES - 5.4%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	19,600	562,520
Diageo PLC sponsored ADR	1,600	111,808
Dr Pepper Snapple Group, Inc.	13,300	499,415
The Coca-Cola Co.	4,464	246,011
		1,419,754
Food & Staples Retailing - 1.9%
Kroger Co.	39,400	834,492
Sysco Corp.	15,200	470,744
Walgreen Co.	3,888	111,002
Winn-Dixie Stores, Inc. (a)	9,062	88,898
		1,505,136
Food Products - 0.9%
Bunge Ltd.	12,061	598,829
Flowers Foods, Inc.	4,612	111,749
Smithfield Foods, Inc. (a)	2,500	35,625
		746,203
Personal Products - 0.8%
Avon Products, Inc.	22,277	693,483
TOTAL CONSUMER STAPLES		4,364,576
ENERGY - 9.7%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	20,632	995,907
Cameron International Corp. (a)	8,200	324,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	12,000	$ 358,560
Noble Corp.	4,161	135,233
Pride International, Inc. (a)	11,100	264,069
Smith International, Inc.	16,403	680,396
Transocean Ltd. (a)	3,125	144,406
		2,903,209
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	1,800	172,044
Atlas Pipeline Partners, LP (a)	20,600	371,624
Cimarex Energy Co.	3,100	213,497
Denbury Resources, Inc. (a)	17,277	273,668
Enbridge Energy Partners LP	6,041	327,785
EXCO Resources, Inc.	9,600	139,296
Forest Oil Corp. (a)	7,200	205,848
Marathon Oil Corp.	13,246	443,079
NuStar Energy LP	4,093	249,591
Peabody Energy Corp.	8,700	392,805
Petrohawk Energy Corp. (a)	20,200	318,554
Pioneer Natural Resources Co.	3,743	216,795
Southwestern Energy Co. (a)	8,687	316,641
Suncor Energy, Inc.	7,000	230,780
Talisman Energy, Inc.	25,600	437,064
Whiting Petroleum Corp. (a)	6,600	580,866
		4,889,937
TOTAL ENERGY		7,793,146
FINANCIALS - 26.9%
Capital Markets - 2.9%
Bank of New York Mellon Corp.	20,972	525,768
Invesco Ltd.	14,050	274,537
Morgan Stanley	18,070	487,709
State Street Corp.	16,300	634,396
TD Ameritrade Holding Corp. (a)	24,852	391,170
		2,313,580
Commercial Banks - 6.3%
BB&T Corp.	23,289	578,266
CapitalSource, Inc.	39,133	210,536
CIT Group, Inc. (a)	11,512	418,576
Comerica, Inc.	6,661	255,516
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA ADR (e)	17,900	$ 400,781
PNC Financial Services Group, Inc.	9,100	540,449
Regions Financial Corp.	34,857	255,502
SunTrust Banks, Inc.	7,281	188,942
TCF Financial Corp.	15,300	242,352
U.S. Bancorp, Delaware	44,088	1,053,703
Wells Fargo & Co.	33,433	927,097
		5,071,720
Consumer Finance - 0.8%
Capital One Financial Corp.	4,500	190,485
SLM Corp. (a)	39,500	474,000
		664,485
Diversified Financial Services - 2.0%
Bank of America Corp.	45,994	645,756
JPMorgan Chase & Co.	20,514	826,304
Moody's Corp.	7,389	174,011
		1,646,071
Insurance - 8.1%
Aegon NV (a)	46,673	280,387
AFLAC, Inc.	10,603	521,562
Allstate Corp.	14,104	398,297
Assured Guaranty Ltd.	7,272	114,170
Berkshire Hathaway, Inc. Class B (a)	3,400	265,608
Delphi Financial Group, Inc. Class A	12,663	328,605
Everest Re Group Ltd.	3,492	271,049
Fairfax Financial Holdings Ltd. (sub. vtg.)	600	239,019
First American Financial Corp.	17,810	262,698
Genworth Financial, Inc. Class A (a)	12,400	168,392
Lincoln National Corp.	22,700	591,108
Marsh & McLennan Companies, Inc.	7,400	174,048
MBIA, Inc. (a)(d)	11,250	97,650
MetLife, Inc.	16,300	685,578
ProAssurance Corp. (a)	52	3,095
Reinsurance Group of America, Inc.	12,700	609,346
StanCorp Financial Group, Inc.	5,831	219,770
Torchmark Corp.	4,966	263,546
Unum Group	20,367	464,775
XL Capital Ltd. Class A	30,444	539,772
		6,498,475
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 4.5%
Alexandria Real Estate Equities, Inc.	7,491	$ 528,490
CBL & Associates Properties, Inc.	6,950	97,787
Corporate Office Properties Trust (SBI)	6,556	245,850
Post Properties, Inc.	10,700	272,636
ProLogis Trust	40,020	434,617
Public Storage	4,700	461,164
SL Green Realty Corp.	9,733	586,316
The Macerich Co.	6,600	273,570
Ventas, Inc.	9,208	467,030
Vornado Realty Trust	3,378	279,631
		3,647,091
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	30,189	513,213
Forest City Enterprises, Inc. Class A (a)(d)	32,311	410,350
Forestar Group, Inc. (a)	13,097	210,993
Jones Lang LaSalle, Inc.	1,727	133,773
The St. Joe Co. (a)(d)	3,800	98,002
Wharf Holdings Ltd.	38,000	207,918
		1,574,249
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	17,200	238,048
TOTAL FINANCIALS		21,653,719
HEALTH CARE - 5.7%
Biotechnology - 0.3%
Clinical Data, Inc. (a)	3,400	47,396
Gilead Sciences, Inc. (a)	3,790	126,283
PDL BioPharma, Inc.	14,550	90,501
		264,180
Health Care Equipment & Supplies - 1.7%
AGA Medical Holdings, Inc.	3,079	44,615
CareFusion Corp. (a)	3,600	75,852
Conceptus, Inc. (a)	8,376	113,160
Hill-Rom Holdings, Inc.	10,500	346,920
Hologic, Inc. (a)	8,600	121,604
Orthofix International NV (a)	2,979	90,204
Symmetry Medical, Inc. (a)	2,855	27,779
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)	10,800	$ 168,588
Zimmer Holdings, Inc. (a)	7,700	408,023
		1,396,745
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc. (a)	11,418	161,907
Centene Corp. (a)	5,090	108,468
DaVita, Inc. (a)	5,810	333,029
Health Net, Inc. (a)	6,500	153,075
HealthSouth Corp. (a)	4,800	88,848
Lincare Holdings, Inc.	12,206	290,015
McKesson Corp.	2,600	163,332
Medco Health Solutions, Inc. (a)	2,000	96,000
Omnicare, Inc.	1,800	44,334
Quest Diagnostics, Inc.	2,840	133,452
Sun Healthcare Group, Inc. (a)	10,000	82,800
Universal American Financial Corp.	5,886	98,532
Universal Health Services, Inc. Class B	5,277	189,814
		1,943,606
Life Sciences Tools & Services - 0.6%
Life Technologies Corp. (a)	2,000	85,980
Lonza Group AG	1,896	147,267
PerkinElmer, Inc.	12,500	243,250
		476,497
Pharmaceuticals - 0.7%
Cadence Pharmaceuticals, Inc. (a)	7,389	56,600
Forest Laboratories, Inc. (a)	3,400	94,350
King Pharmaceuticals, Inc. (a)	10,170	89,089
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,850	188,073
Valeant Pharmaceuticals International (a)	1,800	101,376
		529,488
TOTAL HEALTH CARE		4,610,516
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.2%
AerCap Holdings NV (a)	10,231	133,208
Alliant Techsystems, Inc. (a)	1,600	107,456
BE Aerospace, Inc. (a)	1,900	55,860
DigitalGlobe, Inc. (a)	9,124	248,720
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	4,237	$ 217,485
Goodrich Corp.	1,800	131,166
ITT Corp.	6,500	306,280
Precision Castparts Corp.	3,739	456,868
Raytheon Co.	1,800	83,286
		1,740,329
Airlines - 0.1%
Pinnacle Airlines Corp. (a)	17,013	94,422
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	5,340	195,230
Masco Corp.	13,013	133,774
Owens Corning (a)	8,820	277,654
		606,658
Commercial Services & Supplies - 2.0%
Avery Dennison Corp.	5,500	197,175
Cornell Companies, Inc. (a)	3,396	94,850
Interface, Inc. Class A	9,979	124,039
Iron Mountain, Inc.	12,600	298,242
Quad/Graphics, Inc. (a)	1,307	55,600
Republic Services, Inc.	13,244	421,954
The Brink's Co.	2,357	51,618
The Geo Group, Inc. (a)	18,392	396,899
		1,640,377
Construction & Engineering - 2.2%
EMCOR Group, Inc. (a)	1,700	44,217
Fluor Corp.	14,835	716,382
Foster Wheeler AG (a)	8,871	204,210
Jacobs Engineering Group, Inc. (a)	15,742	575,685
KBR, Inc.	9,400	210,372
		1,750,866
Industrial Conglomerates - 0.5%
Rheinmetall AG	1,000	59,863
Textron, Inc.	17,200	357,072
		416,935
Machinery - 1.9%
AGCO Corp. (a)	6,050	210,298
ArvinMeritor, Inc. (a)	6,656	109,225
Ingersoll-Rand Co. Ltd.	8,300	310,918
Navistar International Corp. (a)	6,504	336,322
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	3,521	$ 134,643
Parker Hannifin Corp.	4,300	267,116
Vallourec SA	2,000	194,747
		1,563,269
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	10,700	51,146
Professional Services - 0.5%
Experian PLC	81	797
Towers Watson & Co.	8,489	377,845
		378,642
Road & Rail - 1.5%
Con-way, Inc.	10,038	338,180
Contrans Group, Inc.:
(sub. vtg.) (e)	3,900	33,956
Class A	12,900	112,316
Union Pacific Corp.	9,600	716,832
		1,201,284
TOTAL INDUSTRIALS		9,443,928
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.4%
Comverse Technology, Inc. (a)	20,900	156,750
Research In Motion Ltd. (a)	2,300	132,319
		289,069
Computers & Peripherals - 0.2%
Hewlett-Packard Co.	3,000	138,120
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	5,220	145,795
Anixter International, Inc. (a)	1,850	89,392
Avnet, Inc. (a)	17,081	429,587
Flextronics International Ltd. (a)	31,163	193,834
Molex, Inc.	6,050	119,246
Tyco Electronics Ltd.	5,512	148,824
		1,126,678
Internet Software & Services - 0.9%
AOL, Inc. (a)	1,400	29,288
eBay, Inc. (a)	19,900	416,109
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Monster Worldwide, Inc. (a)(d)	14,139	$ 193,987
Yahoo!, Inc. (a)	7,582	105,238
		744,622
IT Services - 1.1%
Acxiom Corp. (a)	12,229	187,593
CoreLogic, Inc. (a)	7,283	145,878
Fiserv, Inc. (a)	4,950	247,995
MasterCard, Inc. Class A	997	209,410
Wright Express Corp. (a)	3,001	105,005
		895,881
Office Electronics - 0.3%
Xerox Corp.	21,745	211,796
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	20,634	154,549
Analog Devices, Inc.	10,455	310,618
Avago Technologies Ltd.	5,700	124,032
Intersil Corp. Class A	11,936	135,593
KLA-Tencor Corp.	8,500	269,195
Lam Research Corp. (a)	9,285	391,734
Marvell Technology Group Ltd. (a)	12,600	187,992
MEMC Electronic Materials, Inc. (a)	9,100	86,996
Micron Technology, Inc. (a)	33,494	243,836
ON Semiconductor Corp. (a)	10,400	70,200
PMC-Sierra, Inc. (a)	8,900	72,090
		2,046,835
Software - 1.5%
BMC Software, Inc. (a)	13,249	471,399
CA, Inc.	11,000	215,160
Epicor Software Corp. (a)	21,022	162,710
JDA Software Group, Inc. (a)	2,400	56,400
Novell, Inc. (a)	11,600	70,064
Symantec Corp. (a)	19,502	252,941
		1,228,674
TOTAL INFORMATION TECHNOLOGY		6,681,675
MATERIALS - 6.6%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	2,100	152,418
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Arkema sponsored ADR	1,700	$ 74,205
Ashland, Inc.	7,201	366,171
Cabot Corp.	8,300	244,850
Celanese Corp. Class A	14,800	415,732
CF Industries Holdings, Inc.	2,842	230,742
Clariant AG (Reg.) (a)	10,440	138,325
Ferro Corp. (a)	6,155	65,674
Innophos Holdings, Inc.	3,950	115,775
Monsanto Co.	3,281	189,773
Solutia, Inc. (a)	29,568	417,204
W.R. Grace & Co. (a)	6,450	165,572
Wacker Chemie AG	550	88,279
		2,664,720
Construction Materials - 0.4%
HeidelbergCement AG	5,468	275,412
Containers & Packaging - 1.5%
Ball Corp.	6,699	390,150
Owens-Illinois, Inc. (a)	11,515	318,390
Pactiv Corp. (a)	11,500	349,830
Rexam PLC	32,054	155,345
		1,213,715
Metals & Mining - 1.2%
Commercial Metals Co.	7,949	114,386
Compania de Minas Buenaventura SA sponsored ADR	4,780	184,556
Compass Minerals International, Inc.	5,362	379,040
Lihir Gold Ltd.	43,850	162,979
Walter Energy, Inc.	1,575	112,298
		953,259
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	11,955	193,910
TOTAL MATERIALS		5,301,016
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Cbeyond, Inc. (a)	6,311	96,117
Cincinnati Bell, Inc. (a)	18,000	53,280
Frontier Communications Corp.	112	856
Global Crossing Ltd. (a)	6,417	74,245
Iliad Group SA	777	68,408
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	96,200	$ 544,492
Verizon Communications, Inc.	5,000	145,300
		982,698
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	8,900	411,536
NII Holdings, Inc. (a)	8,780	328,899
		740,435
TOTAL TELECOMMUNICATION SERVICES		1,723,133
UTILITIES - 10.8%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	28,841	1,037,699
FirstEnergy Corp.	25,629	966,213
NextEra Energy, Inc.	6,874	359,510
PPL Corp.	24,301	663,174
		3,026,596
Gas Utilities - 0.5%
UGI Corp.	16,619	448,048
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	72,630	748,816
Calpine Corp. (a)	58,192	785,592
		1,534,408
Multi-Utilities - 4.6%
Alliant Energy Corp.	14,525	501,984
CMS Energy Corp. (d)	25,955	413,204
PG&E Corp.	37,414	1,661,175
Sempra Energy	22,100	1,099,475
		3,675,838
TOTAL UTILITIES		8,684,890
TOTAL COMMON STOCKS (Cost $84,898,786)		79,407,254
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.12% 8/5/10 to 8/19/10 (f) (Cost $129,996)	$ 130,000	$ 129,996
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	800,741	800,741
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,715,093	1,715,093
TOTAL MONEY MARKET FUNDS (Cost $2,515,834)		2,515,834
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $31,000)	$ 31,001	31,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $87,575,616)		82,084,084
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,511,336)
NET ASSETS - 100%		$ 80,572,748
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2010	$ 682,920	$ 13,532
The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,737 or 0.5% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $79,999.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 6,864
Bank of America NA	4,331
Barclays Capital, Inc.	7,000
Credit Agricole Securities (USA) Inc.	1,444
Credit Suisse Securities (USA) LLC	1,856
Deutsche Bank Securities, Inc.	722
ING Financial Markets LLC	722
Mizuho Securities USA, Inc.	1,444
Morgan Stanley & Co., Inc.	1,444
RBC Capital Markets Corp.	1,420
RBS Securities, Inc.	1,444
Societe Generale, New York Branch	2,165
Wells Fargo Securities LLC	144
$ 31,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,200
Fidelity Securities Lending Cash Central Fund	7,362
Total	$ 8,562
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,150,655	$ 9,150,655	$ -	$ -
Consumer Staples	4,364,576	4,364,576	-	-
Energy	7,793,146	7,793,146	-	-
Financials	21,653,719	21,373,332	280,387	-
Health Care	4,610,516	4,610,516	-	-
Industrials	9,443,928	9,443,928	-	-
Information Technology	6,681,675	6,681,675	-	-
Materials	5,301,016	5,138,037	162,979	-
Telecommunication Services	1,723,133	1,723,133	-	-
Utilities	8,684,890	8,684,890	-	-
U.S. Government and Government Agency Obligations	129,996	-	129,996	-
Money Market Funds	2,515,834	2,515,834	-	-
Cash Equivalents	31,000	-	31,000	-
Total Investments in Securities:	$ 82,084,084	$ 81,479,722	$ 604,362	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,532	$ 13,532	$ -	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $88,697,712. Net unrealized depreciation aggregated $6,613,628, of which $4,063,120 related to appreciated investment securities and $10,676,748 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804861.106

AHI-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.7%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.0%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 710,000	$ 417,125
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	1,580,000	1,361,802
Technology - 0.4%
Lucent Technologies, Inc. 2.875% 6/15/25	3,255,000	2,862,366
TOTAL CONVERTIBLE BONDS		4,641,293
Nonconvertible Bonds - 88.1%
Aerospace - 1.0%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	3,148,313
Esterline Technologies Corp. 7% 8/1/20 (d)	900,000	920,250
Sequa Corp.:
11.75% 12/1/15 (d)	2,820,000	2,827,050
13.5% 12/1/15 pay-in-kind (d)	564,499	575,789
TransDigm, Inc. 7.75% 7/15/14 (d)	640,000	657,600
		8,129,002
Air Transportation - 2.6%
Air Canada 9.25% 8/1/15 (d)	2,700,000	2,733,750
American Airlines, Inc. 10.5% 10/15/12 (d)	2,235,000	2,374,688
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	189,431	159,122
8.608% 10/1/12	200,000	196,000
10.375% 7/2/19	1,267,331	1,444,757
AMR Corp. 9% 8/1/12	775,000	730,050
Continental Airlines, Inc. pass-thru trust certificates:
7.875% 7/2/18	87,437	81,753
8.388% 5/1/22	144,285	141,399
9.798% 4/1/21	2,529,786	2,377,999
Continental Airlines, Inc. 9.25% 5/10/17	2,135,000	2,209,725
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,667,412	1,613,221
8.954% 8/10/14	1,423,210	1,451,674
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	547,226	519,864
United Air Lines, Inc.:
9.875% 8/1/13 (d)	545,000	577,700
12% 11/1/13 (d)	695,000	755,813
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,106,178	973,437
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
9.75% 1/15/17	$ 1,594,140	$ 1,753,554
12% 1/15/16 (d)	581,728	632,629
		20,727,135
Automotive - 2.8%
Accuride Corp. 9.5% 8/1/18 (d)	485,000	495,913
ArvinMeritor, Inc.:
8.125% 9/15/15	2,205,000	2,216,025
10.625% 3/15/18	505,000	549,188
Ford Motor Credit Co. LLC:
6.625% 8/15/17	2,190,000	2,165,363
7% 4/15/15	2,330,000	2,417,375
8% 6/1/14	1,240,000	1,311,300
8% 12/15/16	1,420,000	1,515,711
8.125% 1/15/20	1,240,000	1,326,310
12% 5/15/15	4,250,000	5,036,250
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,883,450
Navistar International Corp. 8.25% 11/1/21	1,785,000	1,878,713
Tenneco, Inc. 7.75% 8/15/18 (d)	345,000	350,606
		22,146,204
Banks and Thrifts - 3.3%
Bank of America Corp.:
8% (f)	680,000	678,300
8.125% (f)	1,625,000	1,637,188
CIT Group, Inc.:
7% 5/1/13	253,246	251,347
7% 5/1/14	2,529,868	2,460,297
7% 5/1/15	1,379,868	1,328,123
7% 5/1/16	2,728,115	2,591,709
7% 5/1/17	5,646,361	5,321,695
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	3,585,000	3,083,100
GMAC LLC:
6.75% 12/1/14	3,570,000	3,534,300
8% 12/31/18	870,000	839,550
8% 11/1/31	1,565,000	1,521,963
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,603,806
		25,851,378
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - 2.0%
Allbritton Communications Co. 8% 5/15/18 (d)	$ 2,080,000	$ 2,069,600
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,300,000	1,357,000
11.75% 8/1/16 pay-in-kind (f)	1,580,000	1,028,975
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	385,000	400,400
Series B 9.25% 12/15/17 (d)	2,015,000	2,115,750
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	3,075,000	3,136,500
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(f)	4,741,512	4,094,296
Univision Communications, Inc. 12% 7/1/14 (d)	1,350,000	1,468,125
		15,670,646
Building Materials - 0.3%
Texas Industries, Inc. 9.25% 8/15/20 (d)	2,545,000	2,564,088
Cable TV - 4.2%
Cablevision Systems Corp.:
7.75% 4/15/18	1,125,000	1,176,975
8% 4/15/20	1,125,000	1,193,850
8.625% 9/15/17 (d)	3,160,000	3,385,308
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (d)	2,520,000	2,646,000
8.125% 4/30/20 (d)	1,615,000	1,715,938
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	5,065,000	5,077,663
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	799,382	951,265
CSC Holdings LLC:
8.5% 4/15/14	1,075,000	1,163,688
8.5% 6/15/15	2,960,000	3,185,700
8.625% 2/15/19	610,000	667,950
EchoStar Communications Corp.:
7.125% 2/1/16	1,420,000	1,451,950
7.75% 5/31/15	1,295,000	1,350,038
Insight Communications, Inc. 9.375% 7/15/18 (d)	2,360,000	2,501,600
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,257,013
UPC Germany GmbH 8.125% 12/1/17 (d)	1,970,000	2,014,325
Videotron Ltd. 9.125% 4/15/18	2,145,000	2,391,675
		33,130,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - 1.1%
Aircastle Ltd. 9.75% 8/1/18 (d)	$ 1,760,000	$ 1,782,000
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,795,000	2,864,875
Coleman Cable, Inc. 9% 2/15/18	415,000	415,000
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (d)	2,310,000	2,338,875
11.75% 8/1/16	1,205,000	1,289,350
		8,690,100
Chemicals - 2.0%
Huntsman International LLC:
5.5% 6/30/16 (d)	2,220,000	2,053,500
7.875% 11/15/14	740,000	747,400
8.625% 3/15/20 (d)	760,000	744,800
LBI Escrow Corp. 8% 11/1/17 (d)	1,665,000	1,748,250
Lyondell Chemical Co. 11% 5/1/18	2,385,000	2,566,856
NOVA Chemicals Corp.:
3.7476% 11/15/13 (f)	1,630,000	1,519,975
6.5% 1/15/12	2,270,000	2,298,375
8.375% 11/1/16	1,360,000	1,394,000
8.625% 11/1/19	1,355,000	1,388,875
OXEA Finance & Cy SCA 9.5% 7/15/17 (d)	825,000	870,375
		15,332,406
Consumer Products - 0.3%
ACCO Brands Corp. 10.625% 3/15/15	570,000	629,850
Jostens Holding Corp. 10.25% 12/1/13	680,000	697,000
Visant Holding Corp. 8.75% 12/1/13	680,000	693,600
		2,020,450
Containers - 1.6%
Berry Plastics Corp.:
5.2759% 2/15/15 (f)	875,000	844,375
8.25% 11/15/15	2,655,000	2,721,375
8.875% 9/15/14	1,705,000	1,687,950
9.5% 5/15/18 (d)	2,960,000	2,797,200
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,940,000	1,838,150
Greif, Inc. 6.75% 2/1/17	2,455,000	2,479,550
		12,368,600
Diversified Financial Services - 4.3%
GMAC, Inc. 8% 3/15/20 (d)	2,145,000	2,209,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,990,000	2,982,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18	$ 2,445,000	$ 2,432,775
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	870,000	600,300
Ineos Finance PLC 9% 5/15/15 (d)	1,725,000	1,757,344
International Lease Finance Corp.:
5.625% 9/20/13	1,080,000	1,020,600
5.65% 6/1/14	900,000	839,250
6.375% 3/25/13	245,000	237,650
6.625% 11/15/13	1,145,000	1,110,650
8.625% 9/15/15 (d)	4,640,000	4,732,800
8.75% 3/15/17 (d)	3,120,000	3,190,200
National Money Mart Co. 10.375% 12/15/16	2,070,000	2,168,325
Nuveen Investments, Inc.:
5.5% 9/15/15	705,000	542,850
10.5% 11/15/15	705,000	690,900
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)	1,620,000	1,605,825
Penson Worldwide, Inc. 12.5% 5/15/17 (d)	335,000	335,838
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	2,105,000	2,220,775
SLM Corp. 8% 3/25/20	2,864,000	2,541,800
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (d)	2,300,000	2,484,000
		33,703,757
Diversified Media - 3.3%
Affinion Group, Inc. 11.5% 10/15/15	1,360,000	1,434,800
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)(f)	2,885,000	3,058,100
Entravision Communication Corp. 8.75% 8/1/17 (d)	830,000	838,300
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	208,588
10% 7/15/17	760,000	881,600
Liberty Media Corp. 8.25% 2/1/30	165,000	153,450
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	5,675,000	5,518,938
10% 8/1/14	2,475,000	2,574,000
11.5% 5/1/16	1,435,000	1,621,550
11.625% 2/1/14	3,605,000	4,073,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16	$ 2,700,000	$ 2,727,000
7.75% 3/15/16	2,425,000	2,449,250
		25,539,226
Electric Utilities - 4.8%
AES Corp.:
7.75% 3/1/14	2,155,000	2,251,975
7.75% 10/15/15	1,630,000	1,711,500
8% 10/15/17	3,010,000	3,190,600
9.75% 4/15/16	905,000	1,015,863
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	1,910,000	1,995,950
Dynegy Holdings, Inc. 7.5% 6/1/15 (d)	2,155,000	1,707,838
Intergen NV 9% 6/30/17 (d)	2,470,000	2,574,975
Mirant Americas Generation LLC:
8.5% 10/1/21	2,955,000	2,807,250
9.125% 5/1/31	3,110,000	2,923,400
NRG Energy, Inc. 7.375% 2/1/16	3,165,000	3,228,300
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,565,000	6,808,500
Otter Tail Corp. 9% 12/15/16	1,675,000	1,792,250
RRI Energy, Inc. 7.625% 6/15/14	5,550,000	5,577,750
		37,586,151
Energy - 8.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,485,000	1,432,599
6.95% 6/15/19	695,000	698,565
Antero Resources Finance Corp. 9.375% 12/1/17	2,225,000	2,314,000
Atlas Pipeline Partners LP 8.125% 12/15/15	1,065,000	1,049,025
Chesapeake Energy Corp. 7.625% 7/15/13	1,995,000	2,124,675
Continental Resources, Inc. 7.375% 10/1/20 (d)	825,000	825,000
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,205,000	1,253,200
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,762,000
Drummond Co., Inc. 7.375% 2/15/16	4,705,000	4,752,050
El Paso Corp.:
7% 6/15/17	1,105,000	1,160,250
7.25% 6/1/18	1,535,000	1,611,750
Forest Oil Corp. 8.5% 2/15/14	3,055,000	3,276,488
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,029,800
Hercules Offshore, Inc. 10.5% 10/15/17 (d)	1,360,000	1,217,200
LINN Energy LLC 8.625% 4/15/20 (d)	2,100,000	2,231,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
OPTI Canada, Inc.:
8.25% 12/15/14	$ 3,480,000	$ 3,018,900
9% 12/15/12 (d)	1,170,000	1,187,550
Pan American Energy LLC 7.875% 5/7/21 (d)	2,730,000	2,784,600
Parker Drilling Co. 9.125% 4/1/18 (d)	675,000	674,190
Petrohawk Energy Corp.:
7.875% 6/1/15	985,000	1,019,475
9.125% 7/15/13	2,435,000	2,544,575
10.5% 8/1/14	1,845,000	2,050,164
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,208,400
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,715,000	2,803,238
7.5% 1/15/20	1,610,000	1,718,675
Plains Exploration & Production Co.:
7% 3/15/17	970,000	960,300
7.625% 6/1/18	965,000	981,888
7.75% 6/15/15	2,895,000	2,945,663
10% 3/1/16	1,435,000	1,578,500
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,405,000	3,285,825
9.125% 8/15/19	1,405,000	1,531,450
11.75% 1/1/16	1,520,000	1,755,600
Range Resources Corp. 6.75% 8/1/20 (e)	2,025,000	2,037,555
		63,824,400
Entertainment/Film - 0.5%
MCE Finance Ltd. 10.25% 5/15/18 (d)	3,550,000	3,709,750
Food and Drug Retail - 0.6%
Albertsons, Inc. 7.75% 6/15/26	200,000	169,250
SUPERVALU, Inc. 8% 5/1/16	1,695,000	1,699,238
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (d)	2,295,000	1,606,500
Tops Markets LLC 10.125% 10/15/15 (d)	1,275,000	1,348,313
		4,823,301
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	670,000	639,850
Gaming - 2.6%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (d)(f)	360,000	230,400
8% 11/15/13 (d)	935,000	631,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Las Vegas Sands Corp. 6.375% 2/15/15	$ 915,000	$ 910,425
MGM Mirage, Inc.:
6.625% 7/15/15	2,245,000	1,885,800
7.5% 6/1/16	610,000	512,400
Scientific Games Corp.:
7.875% 6/15/16 (d)	1,285,000	1,291,425
9.25% 6/15/19	2,510,000	2,673,150
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	2,230,000	2,196,550
7.25% 5/1/12	2,120,000	2,088,200
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (d)(f)	1,365,000	1,119,300
9.125% 2/1/15 (d)	880,000	765,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,285,000	3,383,550
7.75% 8/15/20 (d)	2,960,000	3,000,700
		20,688,625
Healthcare - 6.9%
Alere, Inc. 9% 5/15/16	1,080,000	1,096,200
Biomet, Inc.:
10% 10/15/17	1,505,000	1,663,025
10.375% 10/15/17 pay-in-kind (f)	225,000	248,625
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	5,230,000	5,622,250
HCA, Inc.:
8.5% 4/15/19	3,360,000	3,712,800
9.125% 11/15/14	5,535,000	5,825,588
9.25% 11/15/16	2,600,000	2,808,000
9.625% 11/15/16 pay-in-kind (f)	2,398,000	2,553,870
9.875% 2/15/17	1,010,000	1,126,150
Mylan, Inc.:
7.625% 7/15/17 (d)	2,055,000	2,178,300
7.875% 7/15/20 (d)	1,410,000	1,515,750
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,480,775
7% 1/15/16	2,895,000	2,938,425
7.5% 2/15/20 (d)	1,190,000	1,243,550
Psychiatric Solutions, Inc. 7.75% 7/15/15	280,000	282,800
Senior Housing Properties Trust 6.75% 4/15/20	1,825,000	1,861,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International:
7.625% 3/15/20 (d)	$ 1,350,000	$ 1,606,500
8.375% 6/15/16	2,505,000	2,830,650
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	3,475,000	3,475,000
8% 2/1/18 (d)	1,895,000	1,895,000
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,753,588
6.5% 6/1/16	1,730,000	1,768,925
6.625% 10/15/14	1,345,000	1,371,900
		53,859,171
Homebuilding/Real Estate - 0.9%
KB Home 7.25% 6/15/18	865,000	789,313
Lennar Corp.:
5.6% 5/31/15	390,000	352,950
12.25% 6/1/17	2,765,000	3,159,013
Standard Pacific Corp.:
7% 8/15/15	730,000	682,550
8.375% 5/15/18	660,000	643,500
10.75% 9/15/16	1,650,000	1,765,500
		7,392,826
Hotels - 0.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	225,000	228,375
9% 5/15/17	1,415,000	1,528,200
Host Marriott LP 7.125% 11/1/13	4,010,000	4,080,175
		5,836,750
Leisure - 2.6%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	2,145,000	2,187,900
GWR Operating Partnership LLP 10.875% 4/1/17 (d)	1,280,000	1,286,400
NCL Corp. Ltd. 11.75% 11/15/16	1,065,000	1,182,150
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	1,675,000	1,704,313
7.25% 3/15/18	950,000	931,000
11.875% 7/15/15	975,000	1,131,000
yankee:
7% 6/15/13	3,660,000	3,742,350
7.25% 6/15/16	3,345,000	3,345,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
7.5% 10/15/27	$ 1,605,000	$ 1,428,450
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	654,900
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (d)	845,000	870,350
10.875% 11/15/16 (d)	1,905,000	2,047,875
		20,511,688
Metals/Mining - 2.1%
Arch Coal, Inc. 8.75% 8/1/16 (d)	1,345,000	1,439,150
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	1,025,150
CONSOL Energy, Inc.:
8% 4/1/17 (d)	1,810,000	1,927,650
8.25% 4/1/20 (d)	1,210,000	1,300,750
Drummond Co., Inc. 9% 10/15/14 (d)	565,000	596,075
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,205,000	1,316,463
10.625% 9/1/16 (d)	1,205,000	1,391,775
Massey Energy Co. 6.875% 12/15/13	5,000,000	4,981,250
Severstal Columbus LLC 10.25% 2/15/18 (d)	2,695,000	2,816,275
		16,794,538
Paper - 1.1%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	900,000	927,000
Domtar Corp.:
7.125% 8/15/15	387,000	412,155
10.75% 6/1/17	1,550,000	1,906,500
Rock-Tenn Co. 9.25% 3/15/16	660,000	712,800
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	1,050,000	1,039,500
11.5% 7/1/14	3,130,000	3,411,700
		8,409,655
Services - 3.8%
ARAMARK Corp.:
3.8444% 2/1/15 (f)	3,755,000	3,454,600
8.5% 2/1/15	2,260,000	2,327,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	3,910,000	3,870,900
7.75% 5/15/16	2,195,000	2,107,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (d)	$ 650,000	$ 676,000
7.875% 7/15/20 (d)	865,000	906,088
FTI Consulting, Inc. 7.625% 6/15/13	2,705,000	2,748,956
Hertz Corp.:
8.875% 1/1/14	2,080,000	2,137,200
10.5% 1/1/16	2,475,000	2,611,125
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	4,560,000	4,537,200
RSC Equipment Rental, Inc. 10.25% 11/15/19 (d)	800,000	836,000
Rural/Metro Corp. 12.75% 3/15/16	1,739,000	1,843,340
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(f)	2,045,000	2,142,138
		30,198,547
Shipping - 1.4%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	1,580,000	1,627,400
9.5% 12/15/14	2,415,000	2,366,700
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	222,300
8.125% 3/30/18	1,980,000	2,019,600
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,995,000
Teekay Corp. 8.5% 1/15/20	940,000	977,600
		11,208,600
Steels - 1.4%
Algoma Acquisition Corp. 9.875% 6/15/15 (d)	840,000	741,300
Edgen Murray Corp. 12.25% 1/15/15 (d)	3,450,000	2,915,250
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	2,160,000	2,076,300
Steel Dynamics, Inc. 6.75% 4/1/15	3,780,000	3,827,250
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,157,445
		10,717,545
Super Retail - 1.9%
AutoNation, Inc. 6.75% 4/15/18	3,045,000	3,052,613
Intcomex, Inc. 13.25% 12/15/14 (d)	1,755,000	1,869,075
Netflix, Inc. 8.5% 11/15/17	2,560,000	2,790,400
QVC, Inc. 7.125% 4/15/17 (d)	1,015,000	1,039,056
Toys 'R' US Property Co. I LLC 10.75% 7/15/17	4,020,000	4,522,500
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)	1,715,000	1,800,750
		15,074,394
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - 5.8%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (d)	$ 1,700,000	$ 1,717,000
Amkor Technology, Inc. 7.375% 5/1/18 (d)	1,955,000	1,976,994
Avaya, Inc.:
9.75% 11/1/15	3,030,000	2,893,650
10.125% 11/1/15 pay-in-kind (f)	5,093,985	4,864,756
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (f)	2,431,109	2,297,398
9.25% 4/15/18 (d)	1,870,000	1,937,881
10.125% 12/15/16	1,335,000	1,201,500
10.125% 3/15/18 (d)	3,475,000	3,700,875
Jabil Circuit, Inc.:
7.75% 7/15/16	1,615,000	1,736,125
8.25% 3/15/18	1,215,000	1,324,350
Lucent Technologies, Inc.:
6.45% 3/15/29	4,400,000	2,970,000
6.5% 1/15/28	1,065,000	718,875
Seagate HDD Cayman 6.875% 5/1/20 (d)	795,000	787,050
Seagate Technology HDD Holdings 6.8% 10/1/16	1,995,000	1,999,988
SunGard Data Systems, Inc. 10.25% 8/15/15	3,020,000	3,148,350
Terremark Worldwide, Inc. 12% 6/15/17	2,705,000	3,056,650
Viasystems, Inc. 12% 1/15/15 (d)	1,110,000	1,208,513
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,691,703
		45,231,658
Telecommunications - 13.6%
Citizens Communications Co.:
7.875% 1/15/27	635,000	600,075
9% 8/15/31	1,390,000	1,424,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	1,105,000	1,156,051
Clearwire Escrow Corp. 12% 12/1/15 (d)	2,220,000	2,322,564
Cleveland Unlimited, Inc. 13.5% 12/15/10 (d)(f)	865,000	813,100
Cricket Communications, Inc.:
7.75% 5/15/16	1,955,000	2,013,650
9.375% 11/1/14	990,000	1,023,413
10% 7/15/15	560,000	593,600
Digicel Group Ltd.:
8.25% 9/1/17 (d)	2,150,000	2,193,000
8.875% 1/15/15 (d)	3,935,000	4,003,863
9.125% 1/15/15 pay-in-kind (d)(f)	2,020,000	2,055,350
10.5% 4/15/18 (d)	570,000	608,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
12% 4/1/14 (d)	$ 2,200,000	$ 2,519,000
Equinix, Inc. 8.125% 3/1/18	1,960,000	2,038,400
Frontier Communications Corp.:
7.875% 4/15/15 (d)	2,440,000	2,580,300
8.125% 10/1/18	3,460,000	3,658,950
8.25% 5/1/14	2,285,000	2,450,663
8.25% 4/15/17 (d)	1,775,000	1,892,505
8.5% 4/15/20 (d)	605,000	647,350
Global Crossing Ltd. 12% 9/15/15 (d)	1,940,000	2,138,850
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)	5,511,757	5,469,653
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,705,000	2,894,350
11.5% 6/15/16	2,260,000	2,429,500
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	5,088,523
7.625% 4/15/12	1,795,000	1,821,925
11.25% 6/15/16	745,000	805,531
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	280,000	289,100
8.875% 1/15/15	4,255,000	4,414,563
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,570,700
9.25% 11/1/14	2,350,000	2,455,750
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	5,255,250
6.875% 10/31/13	3,580,000	3,562,100
7.375% 8/1/15	5,235,000	5,182,650
NII Capital Corp.:
8.875% 12/15/19	1,875,000	1,978,125
10% 8/15/16	1,680,000	1,856,400
PAETEC Holding Corp. 8.875% 6/30/17	1,565,000	1,611,950
Qwest Communications International, Inc.:
7.125% 4/1/18 (d)	1,705,000	1,751,888
7.5% 2/15/14	1,040,000	1,066,000
8% 10/1/15 (d)	2,465,000	2,625,225
Qwest Corp.:
3.7871% 6/15/13 (f)	2,450,000	2,474,500
8.375% 5/1/16	855,000	969,314
Sprint Capital Corp. 6.875% 11/15/28	1,085,000	943,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 2,445,000	$ 2,304,413
8.375% 8/15/17	1,495,000	1,566,013
U.S. West Communications 7.5% 6/15/23	2,780,000	2,790,425
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,060,000	3,258,900
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	2,951,867	2,802,962
		106,973,569
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	965,000	1,006,013
Trucking & Freight - 0.3%
Swift Transportation Co., Inc. 12.5% 5/15/17 (d)	2,550,000	2,499,000
TOTAL NONCONVERTIBLE BONDS		692,859,961
TOTAL CORPORATE BONDS (Cost $649,289,105)		697,501,254
Common Stocks - 0.0%
	Shares
Chemicals - 0.0%
LyondellBasell Industries NV Class B (a) (Cost $414)	39	702
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	23,000	1,065,130
Nonconvertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (d)	1,670	1,365,225
TOTAL PREFERRED STOCKS (Cost $2,533,049)		2,430,355
Floating Rate Loans - 6.3%
	Principal Amount	Value
Aerospace - 0.2%
Sequa Corp. term loan 3.79% 12/3/14 (f)	$ 1,700,000	$ 1,581,000
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5909% 4/30/14 (f)	1,739,472	1,582,920
United Air Lines, Inc. Tranche B, term loan 2.375% 2/1/14 (f)	169,134	151,375
US Airways Group, Inc. term loan 2.8288% 3/23/14 (f)	2,911,383	2,409,169
		4,143,464
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.2859% 12/27/14 (f)	2,600,346	2,340,311
Tranche C, term loan 2.2788% 12/27/15 (f)	1,565,227	1,396,965
Ford Motor Co. term loan 3.35% 12/15/13 (f)	4,239,086	4,111,914
		7,849,190
Broadcasting - 0.5%
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (f)	4,089,040	3,567,687
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (f)	1,087,125	1,030,051
Capital Goods - 0.5%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (f)	4,090,000	3,844,600
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	1,310,654	1,297,547
Tranche 2LN, term loan 10% 9/2/16 (f)	1,480,000	1,450,400
		2,747,947
Diversified Financial Services - 1.3%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (f)	3,050,000	3,076,688
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,706,400	2,719,932
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (f)	2,320,000	1,821,200
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (f)	1,356,000	1,364,543
Tranche 2LN, term loan 7% 3/17/16 (f)	994,000	996,485
		9,978,848
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.6%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (f)	$ 515,613	$ 479,520
term loan 3.5334% 3/30/14 (f)	4,447,585	4,136,254
		4,615,774
Gaming - 0.3%
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (f)	472,386	438,138
Tranche B, term loan 2.1% 5/23/14 (f)	2,305,953	2,138,771
		2,576,909
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	817,050
Technology - 0.2%
Avaya, Inc. term loan 3.2597% 10/24/14 (f)	1,576,839	1,395,502
Telecommunications - 0.7%
Asurion Corp. Tranche 2LN, term loan 6.8425% 7/3/15 (f)	3,955,000	3,890,929
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (f)	1,335,000	1,248,225
		5,139,154
TOTAL FLOATING RATE LOANS (Cost $45,934,748)		49,287,176
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.24% (b) (Cost $42,393,923)	42,393,923	42,393,923
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $740,151,239)		791,613,410
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,662,447)
NET ASSETS - 100%		$ 785,950,963
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,311,445 or 27.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,880
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,365,225	$ -	$ 1,365,225	$ -
Materials	702	702	-	-
Utilities	1,065,130	-	1,065,130	-
Corporate Bonds	697,501,254	-	697,501,254	-
Floating Rate Loans	49,287,176	-	49,287,176	-
Money Market Funds	42,393,923	42,393,923	-	-
Total Investments in Securities:	$ 791,613,410	$ 42,394,625	$ 749,218,785	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $734,127,319. Net unrealized appreciation aggregated $57,486,091, of which $63,514,580 related to appreciated investment securities and $6,028,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds including the Fidelity Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.804847.106

HY-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.1%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (i)	$ 5,200	$ 5,279
Automotive - 0.3%
Accuride Corp. 7.5% 2/26/20 pay-in-kind	4,014	9,840
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	7,970	5,659
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	10,000	10,625
TOTAL CONVERTIBLE BONDS		31,403
Nonconvertible Bonds - 61.5%
Aerospace - 1.2%
Sequa Corp.:
11.75% 12/1/15 (i)	20,060	20,110
13.5% 12/1/15 pay-in-kind (i)	15,314	15,620
		35,730
Air Transportation - 1.7%
Air Canada:
9.25% 8/1/15 (i)	3,705	3,751
12% 2/1/16 (i)	4,690	4,514
American Airlines, Inc. pass-thru trust certificates 10.18% 1/2/13	2,935	2,876
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,467	1,386
3.6613% 6/2/13 (k)	6,954	6,189
7.339% 4/19/14	2,195	2,129
Continental Airlines, Inc. 9.25% 5/10/17	2,760	2,857
Delta Air Lines, Inc.:
8% 12/15/07 (a)(i)	10,571	106
10% 8/15/08 (a)	29,000	290
12.25% 3/15/15 (i)	15,000	16,388
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	308	307
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. 9.875% 8/1/13 (i)	$ 2,050	$ 2,173
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	4,759	5,234
		48,239
Auto Parts Distribution - 0.5%
Exide Technologies 10.5% 3/15/13	15,000	15,225
Automotive - 0.6%
Accuride Corp. 9.5% 8/1/18 (i)	530	542
ArvinMeritor, Inc. 10.625% 3/15/18	1,920	2,088
TRW Automotive, Inc.:
7% 3/15/14 (i)	1,750	1,785
7.25% 3/15/17 (i)	13,770	13,839
		18,254
Banks and Thrifts - 2.6%
CIT Group, Inc.:
7% 5/1/15	13,325	12,825
7% 5/1/16	14,395	13,675
7% 5/1/17	35,585	33,539
GMAC LLC:
8% 12/31/18	10,210	9,853
8% 11/1/31	4,273	4,155
Washington Mutual Bank 5.5% 1/15/13 (d)	10,000	88
		74,135
Broadcasting - 2.0%
Clear Channel Communications, Inc.:
4.4% 5/15/11	5,325	5,059
5% 3/15/12	10,000	9,100
11.75% 8/1/16 pay-in-kind (k)	41,704	27,160
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (i)	1,425	1,482
Series B 9.25% 12/15/17 (i)	5,700	5,985
Gray Television, Inc. 10.5% 6/29/15 (i)	1,855	1,818
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	6,283
		56,887
Building Materials - 0.2%
Headwaters, Inc. 11.375% 11/1/14	1,105	1,138
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc. 11% 12/1/13	$ 899	$ 953
Texas Industries, Inc. 9.25% 8/15/20 (i)	3,140	3,164
		5,255
Cable TV - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	2,665	2,798
8.125% 4/30/20 (i)	6,360	6,758
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,880	15,327
		24,883
Capital Goods - 0.1%
Aircastle Ltd. 9.75% 8/1/18 (i)	1,500	1,519
Chemicals - 1.1%
Huntsman International LLC 5.5% 6/30/16 (i)	7,410	6,854
LBI Escrow Corp. 8% 11/1/17 (i)	6,520	6,846
NOVA Chemicals Corp.:
8.375% 11/1/16	5,000	5,125
8.625% 11/1/19	5,000	5,125
Solutia, Inc. 8.75% 11/1/17	1,205	1,310
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	6,811
		32,071
Consumer Products - 0.4%
Reddy Ice Corp. 11.25% 3/15/15 (i)	10,235	10,696
Containers - 0.6%
Berry Plastics Corp.:
5.2759% 2/15/15 (k)	7,560	7,295
8.875% 9/15/14	10,000	9,900
		17,195
Diversified Financial Services - 2.9%
Ineos Finance PLC 9% 5/15/15 (i)	2,470	2,516
International Lease Finance Corp.:
5.25% 1/10/13	5,765	5,477
5.3% 5/1/12	2,070	2,008
5.625% 9/20/13	4,155	3,926
5.65% 6/1/14	495	462
5.875% 5/1/13	5,810	5,563
6.375% 3/25/13	3,400	3,298
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
6.625% 11/15/13	$ 14,650	$ 14,211
8.625% 9/15/15 (i)	12,670	12,923
8.75% 3/15/17 (i)	10,385	10,619
Offshore Group Investment Ltd. 11.5% 8/1/15 (i)	2,435	2,414
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	3,330	3,338
Reliance Intermediate Holdings LP 9.5% 12/15/19 (i)	7,000	7,385
Sprint Capital Corp. 8.75% 3/15/32	965	978
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (i)	7,155	7,727
		82,845
Diversified Media - 1.4%
Entravision Communication Corp. 8.75% 8/1/17 (i)	3,055	3,086
Lamar Media Corp. 7.875% 4/15/18 (i)	2,550	2,652
Liberty Media Corp.:
8.25% 2/1/30	660	614
8.5% 7/15/29	745	704
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	25,235	24,541
11.5% 5/1/16	5,000	5,650
11.625% 2/1/14	3,185	3,599
		40,846
Electric Utilities - 3.0%
AES Corp. 9.75% 4/15/16	3,630	4,075
Calpine Corp.:
8.5% 7/15/49 (d)(i)	16,320	0
8.75% 7/15/13 (d)(i)	5,865	0
Edison Mission Energy:
7.2% 5/15/19	1,565	1,052
7.625% 5/15/27	18,110	11,273
Energy Future Holdings Corp.:
10% 1/15/20 (i)	9,790	9,814
10.875% 11/1/17	1,511	1,058
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	3,945	3,925
Intergen NV 9% 6/30/17 (i)	32,660	34,048
Mirant Americas Generation LLC 8.5% 10/1/21	2,080	1,976
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (i)	6,440	6,923
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	$ 4,820	$ 3,278
11.25% 11/1/16 pay-in-kind (k)	13,312	8,141
		85,563
Energy - 5.1%
Anadarko Petroleum Corp.:
6.95% 6/15/19	5,710	5,739
8.7% 3/15/19	5,700	6,135
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	17,775	13,154
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,973
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	14,330	13,470
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	5,705	5,106
LINN Energy LLC 8.625% 4/15/20 (i)	8,750	9,297
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	23,606
8.25% 12/15/14	11,005	9,547
Petroleum Development Corp. 12% 2/15/18	7,940	8,416
Quicksilver Resources, Inc.:
7.125% 4/1/16	10,000	9,650
11.75% 1/1/16	9,900	11,435
Rosetta Resources, Inc. 9.5% 4/15/18 (i)	3,265	3,371
Stone Energy Corp.:
6.75% 12/15/14	4,320	3,715
8.625% 2/1/17	6,000	5,580
Venoco, Inc. 11.5% 10/1/17	7,100	7,597
Western Refining, Inc. 11.25% 6/15/17 (i)	10,000	9,100
		146,891
Entertainment/Film - 0.3%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
MCE Finance Ltd. 10.25% 5/15/18 (i)	8,625	9,013
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	1,725	1,880
Food and Drug Retail - 2.2%
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	22,348	20,393
8.625% 3/1/15	11,160	9,319
9.375% 12/15/15	1,345	1,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
9.5% 6/15/17	$ 32,625	$ 26,426
Tops Markets LLC 10.125% 10/15/15 (i)	4,935	5,219
		62,477
Food/Beverage/Tobacco - 0.4%
Smithfield Foods, Inc. 7.75% 7/1/17	10,545	10,281
Gaming - 4.3%
Downstream Development Authority 12% 10/15/15 (i)	8,750	8,313
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	6,975	6,818
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,000	8,680
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (i)	11,260	9,121
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	22,184
6.75% 4/1/13	5,715	5,229
6.875% 4/1/16	1,155	950
7.5% 6/1/16	33,920	28,493
7.625% 1/15/17	11,885	9,954
9% 3/15/20 (i)	3,180	3,331
11.125% 11/15/17	4,595	5,192
Station Casinos, Inc.:
6% 4/1/12 (d)	5,550	111
7.75% 8/15/16 (d)	6,150	123
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	15,939
		124,438
Healthcare - 3.5%
American Renal Holdings, Inc. 8.375% 5/15/18 (i)	1,740	1,762
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)	10,000	10,700
Capella Healthcare, Inc. 9.25% 7/1/17 (i)	2,945	3,085
HCA, Inc.:
6.375% 1/15/15	4,730	4,588
9.875% 2/15/17	1,475	1,645
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	21,782
Select Medical Corp. 7.625% 2/1/15	5,000	4,794
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	13,134
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
8.875% 7/1/19 (i)	$ 12,000	$ 13,170
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (k)	25,688	26,330
		100,990
Homebuilding/Real Estate - 0.3%
DuPont Fabros Technology LP 8.5% 12/15/17	3,735	3,968
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	5,678
		9,646
Insurance - 1.2%
American International Group, Inc.:
5.45% 5/18/17	7,765	7,299
5.85% 1/16/18	1,490	1,416
8.25% 8/15/18	6,220	6,671
Provident Companies, Inc. 7.25% 3/15/28	10,830	10,965
UnumProvident Corp.:
6.75% 12/15/28	4,814	4,698
7.19% 2/1/28	1,145	1,063
USI Holdings Corp. 9.75% 5/15/15 (i)	1,550	1,457
		33,569
Metals/Mining - 1.3%
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	5,055	5,839
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,350	13,832
Novelis, Inc.:
7.25% 2/15/15 (f)	15,000	15,263
11.5% 2/15/15	1,345	1,520
		36,454
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0944% 8/1/14 (k)	1,810	1,575
Publishing/Printing - 0.9%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,795
Cenveo Corp. 7.875% 12/1/13	11,570	11,281
The Reader's Digest Association, Inc. 9.5% 2/15/17 (i)(k)	12,370	12,432
		26,508
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,415	1,518
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	$ 14,945	$ 14,796
7.75% 5/15/16	14,500	13,920
McJunkin Red Man Corp. 9.5% 12/15/16 (i)	8,155	8,114
Rental Service Corp. 9.5% 12/1/14	5,095	5,261
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (i)(k)	10,000	10,475
		52,566
Shipping - 0.9%
CEVA Group PLC 11.5% 4/1/18 (i)	9,915	10,374
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	2,680	2,760
9.5% 12/15/14	2,065	2,024
syncreon Global Ltd./syncreon Global Finance, Inc. 9.5% 5/1/18 (i)	8,555	8,384
Western Express, Inc. 12.5% 4/15/15 (i)	2,790	2,734
		26,276
Specialty Retailing - 0.5%
General Nutrition Centers, Inc. 4.8934% 3/15/14 pay-in-kind (k)	14,050	13,488
Steels - 0.8%
Edgen Murray Corp. 12.25% 1/15/15 (i)	13,595	11,488
Essar Steel Algoma, Inc. 9.375% 3/15/15 (i)	8,050	7,738
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	5,042
		24,268
Super Retail - 1.3%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	953
Intcomex, Inc. 13.25% 12/15/14 (i)	11,400	12,141
NBC Acquisition Corp. 11% 3/15/13	11,890	10,939
Sonic Automotive, Inc. 9% 3/15/18	1,795	1,831
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	5,000	5,625
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (i)	6,365	6,683
		38,172
Technology - 5.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (i)	1,345	1,358
Avaya, Inc.:
9.75% 11/1/15	11,195	10,691
10.125% 11/1/15 pay-in-kind (k)	15,889	15,174
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp.:
11.25% 11/15/15	$ 7,320	$ 6,917
12.25% 11/15/15 pay-in-kind (k)	7,740	7,372
First Data Corp. 9.875% 9/24/15	15,000	12,150
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (i)	7,355	7,622
10.125% 12/15/16	8,920	8,028
10.125% 3/15/18 (i)	23,720	25,262
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (i)	2,135	2,252
NXP BV/NXP Funding LLC:
7.875% 10/15/14	2,971	2,993
9.75% 8/1/18 (i)	2,755	2,893
10% 7/15/13 (i)	9,174	10,046
Spansion LLC 11.25% 1/15/16 (d)(i)	15,415	16,147
SS&C Technologies, Inc. 11.75% 12/1/13	5,274	5,538
SunGard Data Systems, Inc. 9.125% 8/15/13	8,290	8,394
Viasystems, Inc. 12% 1/15/15 (i)	4,125	4,491
		147,328
Telecommunications - 12.1%
Citizens Communications Co. 7.875% 1/15/27	6,970	6,587
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	20,885	21,850
Clearwire Escrow Corp. 12% 12/1/15 (i)	11,115	11,629
Cricket Communications, Inc. 9.375% 11/1/14	3,785	3,913
Digicel Group Ltd.:
8.875% 1/15/15 (i)	30,570	31,105
10.5% 4/15/18 (i)	2,215	2,365
Global Crossing Ltd. 12% 9/15/15 (i)	3,530	3,892
Intelsat Bermuda Ltd.:
11.25% 2/4/17	15,000	15,975
12.5% 2/4/17 pay-in-kind (k)	19,938	19,786
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	31,799
Level 3 Financing, Inc. 9.25% 11/1/14	8,940	8,292
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	21,673
9.25% 11/1/14	7,565	7,905
Muzak LLC 15% 7/31/14 pay-in-kind	4,080	3,209
Nextel Communications, Inc.:
5.95% 3/15/14	2,225	2,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.: - continued
6.875% 10/31/13	$ 5,000	$ 4,975
7.375% 8/1/15	21,405	21,191
NII Capital Corp. 10% 8/15/16	10,000	11,050
Sprint Capital Corp.:
6.875% 11/15/28	33,655	29,280
6.9% 5/1/19	27,155	25,899
Sprint Nextel Corp.:
6% 12/1/16	44,055	41,522
8.375% 8/15/17	10,000	10,475
Wind Acquisition Finance SA 11.75% 7/15/17 (i)	10,000	10,650
		347,164
Textiles & Apparel - 0.1%
Levi Strauss & Co. New 7.625% 5/15/20 (i)	2,020	2,050
TOTAL NONCONVERTIBLE BONDS		1,765,895
TOTAL CORPORATE BONDS (Cost $1,674,816)		1,797,298
Common Stocks - 11.9%
	Shares
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)	1,087,069	12,914
Automotive - 0.7%
Accuride Corp. (a)	2,809,927	3,344
Exide Technologies (a)	2,500,000	15,050
Penske Automotive Group, Inc. (a)	150,000	2,100
		20,494
Banks and Thrifts - 2.1%
Bank of America Corp.	1,664,334	23,367
Huntington Bancshares, Inc.	2,797,544	16,953
KeyCorp	2,306,990	19,517
Washington Mutual, Inc. (a)	505,500	84
		59,921
Broadcasting - 0.1%
Gray Television, Inc. (a)	494,070	1,285
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.0%
Nortek, Inc. (a)	895	$ 36
Chemicals - 1.4%
Georgia Gulf Corp. (a)(h)	1,945,619	29,865
LyondellBasell Industries NV:
Class A (a)	317,664	5,718
Class B (a)	199,415	3,589
		39,172
Consumer Products - 0.7%
Revlon, Inc. (a)	287,000	3,599
Sealy Corp., Inc. (a)(g)(h)	6,000,000	16,440
		20,039
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	3,198
Pliant Corp. (a)	2,041	0
		3,198
Electric Utilities - 1.0%
AES Corp. (a)	2,802,509	28,894
Energy - 0.5%
El Paso Corp.	1,000,900	12,331
OPTI Canada, Inc. (a)	1,500,000	2,408
Teekay Tankers Ltd. (g)	28,500	380
		15,119
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Healthcare - 0.9%
Kinetic Concepts, Inc. (a)	100,000	3,551
Service Corp. International	500,000	4,260
Tenet Healthcare Corp. (a)	4,057,534	18,665
		26,476
Metals/Mining - 0.3%
Cloud Peak Energy, Inc.	622,900	9,562
Publishing/Printing - 0.6%
Cenveo, Inc. (a)	1,235,258	7,609
HMH Holdings, Inc. (a)(l)	721,561	4,149
HMH Holdings, Inc. warrants 3/9/17 (a)	182,417	91
RDA Holding Co. (a)(j)	301,596	6,032
RDA Holding Co. warrants 2/19/14 (a)(l)	44,417	0
		17,881
Shipping - 0.6%
Teekay Corp.	665,000	18,367
Common Stocks - continued
	Shares	Value (000s)
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	$ 0
Technology - 1.5%
Acxiom Corp. (a)	216,646	3,323
Amkor Technology, Inc. (a)(g)	1,148,900	6,629
Flextronics International Ltd. (a)	3,376,500	21,002
Spansion, Inc. Class A (a)(g)	681,835	11,468
Viasystems Group, Inc. (a)	85,887	1,324
		43,746
Telecommunications - 0.9%
ICO Global Communications Holdings Ltd. Class A (a)	52,772	100
Level 3 Communications, Inc. (a)(g)	3,000,000	3,390
One Communications (a)	925,628	555
PAETEC Holding Corp. (a)	5,288,426	20,784
		24,829
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(l)	42,253	221
Pillowtex Corp. (a)	490,256	0
		221
TOTAL COMMON STOCKS (Cost $444,428)		342,154
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 4.5%
Banks and Thrifts - 2.1%
Bank of America Corp. Series L, 7.25%	22,855	21,027
Wells Fargo & Co. 7.50%	39,909	38,792
		59,819
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	62,500	3,462
Energy - 2.2%
Apache Corp. 6.00%	57,500	3,129
El Paso Corp. 4.99% (i)	54,500	58,720
		61,849
Healthcare - 0.1%
Tenet Healthcare Corp. 7.00%	5,000	4,339
TOTAL CONVERTIBLE PREFERRED STOCKS		129,469
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.5%
Consumer Products - 0.9%
Revlon, Inc. Series A 12.75%	4,464,520	$ 25,225
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (i)	20,860	17,053
Diversified Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	249,591	202
TOTAL NONCONVERTIBLE PREFERRED STOCKS		42,480
TOTAL PREFERRED STOCKS (Cost $219,831)		171,949
Floating Rate Loans - 15.2%
	Principal Amount (000s)
Aerospace - 0.5%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.35% 5/11/15 pay-in-kind (k)	$ 130	120
Sequa Corp. term loan 3.79% 12/3/14 (k)	14,584	13,563
		13,683
Air Transportation - 2.4%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.3407% 4/30/12 (k)	42,290	40,281
Tranche 2LN, term loan 3.5909% 4/30/14 (k)	23,433	21,324
US Airways Group, Inc. term loan 2.8288% 3/23/14 (k)	9,863	8,162
		69,767
Automotive - 0.7%
AM General LLC term loan 6.283% 4/17/12 (k)	1,566	1,206
Federal-Mogul Corp.:
Tranche B, term loan 2.2859% 12/27/14 (k)	13,076	11,768
Tranche C, term loan 2.2788% 12/27/15 (k)	6,671	5,954
		18,928
Broadcasting - 2.5%
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (k)	82,521	71,995
Cable TV - 0.7%
CCO Holdings, LLC Tranche 3LN, term loan 3.0378% 9/6/14 (k)	23,745	21,014
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (k)	$ 12,145	$ 11,416
Chemicals - 0.2%
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.2834% 11/18/14 (k)	3,630	3,303
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (k)	1,226	1,246
Tranche B 2LN, term loan 9% 9/20/10 (k)	329	335
		4,884
Diversified Financial Services - 0.1%
AX Acquisition Corp. Tranche B1, term loan 3.6875% 8/15/14 (k)	2,811	2,640
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7834% 12/15/14 (k)	1,005	894
		3,534
Electric Utilities - 0.8%
Ashmore Energy International term loan 3.5334% 3/30/14 (k)	9,422	8,762
Calpine Corp. Tranche D, term loan 3.415% 3/29/14 (k)	3,345	3,152
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.975% 10/10/14 (k)	7,338	5,687
Tranche B3, term loan 3.846% 10/10/14 (k)	7,937	6,131
		23,732
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (k)	703	633
Food and Drug Retail - 0.6%
BI-LO LLC term loan 9.5% 5/12/15 (k)	15,894	15,814
Gaming - 0.3%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (d)(k)	2,720	2,190
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (k)	4,975	5,075
		7,265
Homebuilding/Real Estate - 0.9%
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/49 (d)(k)	2,615	2,687
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (j)(k)	2,201	1,920
Tranche 2LN, term loan 13.5% 10/15/17	2,410	2,531
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 3.3472% 10/10/13 (k)	$ 8,174	$ 7,132
Tranche DD, term loan 3.3801% 10/10/13 (k)	13,784	11,992
		26,262
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 7.05% 11/8/14 (d)(k)	8,620	0
Publishing/Printing - 0.2%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.5975% 6/12/14 (k)	6,979	6,351
Restaurants - 1.2%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (k)	3,351	2,932
term loan 2.875% 6/14/14 (k)	36,396	31,847
		34,779
Specialty Retailing - 1.0%
Eddie Bauer Holdings, Inc.:
term loan 8.25% 4/1/14 (d)(k)	750	225
term loan 8.25% 4/1/14 pay-in-kind (d)(k)	272	82
Michaels Stores, Inc. Tranche B1, term loan 2.7606% 10/31/13 (k)	29,232	27,478
		27,785
Technology - 2.5%
Freescale Semiconductor, Inc. term loan 4.5956% 12/1/16 (k)	51,308	47,075
Intergraph Corp. Tranche 2LN, term loan 10.25% 11/29/14 (k)	15,150	15,168
Spansion, Inc. term loan 7.5% 2/1/15 (k)	10,748	10,708
		72,951
Telecommunications - 0.2%
Level 3 Financing, Inc. term loan 2.7237% 3/13/14 (k)	7,425	6,627
TOTAL FLOATING RATE LOANS (Cost $442,659)		437,420
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	111,577,363	$ 111,577
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	4,478,150	4,478
TOTAL MONEY MARKET FUNDS (Cost $116,055)		116,055
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,897,789)		2,864,876
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,765
NET ASSETS - 100%		$ 2,872,641
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $689,506,000 or 24.0% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,370,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc.	8/1/08 - 3/9/10	$ 11,714
RDA Holding Co. warrants 2/19/14	2/27/07 - 7/13/09	$ 11,113

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 125
Fidelity Securities Lending Cash Central Fund	11
Total	$ 136
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 27,959	$ -	$ -	$ -	$ 29,865
Sealy Corp., Inc.	-	20,773	-	-	16,440
Total	$ 27,959	$ 20,773	$ -	$ -	$ 46,305
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,830	$ 39,135	$ 10,181	$ 514
Consumer Staples	28,824	3,599	-	25,225
Energy	104,897	43,048	61,849	-
Financials	136,793	80,948	55,845	-
Health Care	26,555	22,216	4,339	-
Industrials	23,903	23,903	-	-
Information Technology	43,746	43,746	-	-
Materials	42,370	39,172	-	3,198
Telecommunication Services	24,829	24,274	-	555
Utilities	32,356	28,894	3,462	-
Corporate Bonds	1,797,298	-	1,780,628	16,670
Floating Rate Loans	437,420	-	437,113	307
Money Market Funds	116,055	116,055	-	-
Total Investments in Securities:	$ 2,864,876	$ 464,990	$ 2,353,417	$ 46,469
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 277
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(105)
Cost of Purchases	342
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 514
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (105)
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ 26,073
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(848)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,225
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (848)
Equities - Information Technology
Beginning Balance	$ 3,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(3,080)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -
Equities - Materials
Beginning Balance	$ 5,531
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,333)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,198
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (2,333)
(Amounts in thousands)
Investments in Securities:
Equities - Telecommunication Services
Beginning Balance	$ 1,157
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(602)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 555
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (602)
Corporate Bonds
Beginning Balance	$ 5,434
Total Realized Gain (Loss)	(1,662)
Total Unrealized Gain (Loss)	8,558
Cost of Purchases	-
Proceeds of Sales	(9,437)
Amortization/Accretion	673
Transfers in to Level 3	13,104
Transfers out of Level 3	-
Ending Balance	$ 16,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 8,558
Floating Rate Loans
Beginning Balance	$ 113
Total Realized Gain (Loss)	318
Total Unrealized Gain (Loss)	(630)
Cost of Purchases	-
Proceeds of Sales	(2,483)
Amortization/Accretion	10
Transfers in to Level 3	2,979
Transfers out of Level 3	-
Ending Balance	$ 307
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (767)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $2,856,496,000. Net unrealized appreciation aggregated $8,380,000, of which $297,580,000 related to appreciated investment securities and $289,200,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

1.819945.105

AFR-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (h) - 74.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (e)	$ 2,617	$ 2,623
DynCorp International, Inc. term loan 6.25% 7/7/16 (e)	4,000	4,020
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.2756% 9/30/13 (e)	16,441	15,948
Sequa Corp. term loan 3.79% 12/3/14 (e)	29,000	26,970
TransDigm, Inc. term loan 2.5384% 6/23/13 (e)	14,340	13,910
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.6% 9/29/13 (e)	4,147	4,012
		67,483
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.3407% 4/30/12 (e)	5,939	5,657
term loan 8.75% 9/27/13 (e)	3,786	3,834
Tranche 2LN, term loan 3.5909% 4/30/14 (e)	11,945	10,870
Northwest Airlines Corp. Tranche B, term loan 4.04% 12/22/13 (e)	3,941	3,587
United Air Lines, Inc. Tranche B, term loan 2.375% 2/1/14 (e)	13,978	12,511
US Airways Group, Inc. term loan 2.8288% 3/23/14 (e)	25,712	21,277
		57,736
Automotive - 3.5%
Dana Holding Corp. term loan 4.6842% 1/31/15 (e)	14,694	14,290
Federal-Mogul Corp.:
Tranche B, term loan 2.2859% 12/27/14 (e)	33,021	29,719
Tranche C, term loan 2.2788% 12/27/15 (e)	16,847	15,036
Ford Motor Co. term loan 3.35% 12/15/13 (e)	80,831	78,406
Oshkosh Co. Tranche B, term loan 6.54% 12/6/13 (e)	4,219	4,250
Rexnord Corp. Tranche B, term loan 2.875% 7/19/13 (e)	6,325	6,009
Tenneco, Inc.:
Credit-Linked Deposit 5.3472% 3/16/14 (e)	10,000	9,975
Tranche B, term loan 5.0756% 6/3/16 (e)	12,000	11,880
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (e)	41,500	38,595
TRW Automotive, Inc. Tranche A 2LN, term loan 4.125% 5/30/15 (e)	2,000	1,980
		210,140
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 3.2%
Citadel Broadcasting Corp. term loan 11% 6/3/15 (e)	$ 2,585	$ 2,715
Clear Channel Communications, Inc. Tranche A, term loan 3.7472% 7/30/14 (e)	3,000	2,400
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (e)	1,736	1,667
Gray Television, Inc. Tranche B, term loan 3.85% 12/31/14 (e)	2,474	2,326
Nexstar Broadcasting, Inc. term loan 5.0968% 9/30/16 (e)	8,415	8,205
Raycom Media, Inc. Tranche B, term loan 1.875% 6/25/14 (e)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.75% 10/23/15 (e)	5,545	5,545
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (e)	108,343	94,529
VNU, Inc.:
term loan 2.345% 8/9/13 (e)	52,277	49,794
Tranche B, term loan 4.095% 5/1/16 (e)	18,972	18,427
		191,494
Cable TV - 6.0%
Cequel Communications LLC Tranche 1LN, term loan 2.3475% 11/5/13 (e)	17,619	16,870
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	7,842	7,960
Tranche B 1LN, term loan 2.35% 3/6/14 (e)	129,708	122,899
CSC Holdings, Inc.:
Tranche B, term loan 2.0906% 3/31/13 (e)	17,012	16,864
Tranche B2, term loan 3.5906% 3/29/16 (e)	4,987	4,900
Tranche B3, term loan 2.0906% 3/29/16 (e)	61,845	59,990
DIRECTV Holdings LLC Tranche B, term loan 1.8472% 4/13/13 (e)	37,869	37,634
Insight Midwest Holdings LLC Tranche B, term loan 2.1593% 4/6/14 (e)	13,750	13,063
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	19,000	17,860
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,978	2,903
Tranche E, term loan 4.5% 10/23/17 (e)	6,000	5,640
San Juan Cable, Inc. Tranche 1LN, term loan 2.1% 10/31/12 (e)	4,646	4,425
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (e)	11,874	11,889
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
UPC Broadband Holding BV:
Tranche T, term loan 4.2507% 12/31/16 (e)	$ 17,000	$ 16,193
Tranche X, term loan 4.2507% 12/31/17 (e)	13,008	12,276
Wide Open West Finance LLC Tranche A, term loan 6.8797% 6/28/14 (e)	5,000	4,875
		356,241
Capital Goods - 2.6%
Ashtead Group PLC term loan 2.125% 8/31/11 (e)	2,688	2,631
Baldor Electric Co. term loan 5.252% 1/31/14 (e)	5,174	5,187
Bucyrus International, Inc.:
Tranche B, term loan 3.35% 5/4/14 (e)	11,999	11,879
Tranche C, term loan 4.5% 2/19/16 (e)	20,948	21,001
Dresser, Inc.:
Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (e)	9,000	8,460
Tranche B 1LN, term loan 2.6951% 5/4/14 (e)	29,082	27,046
EnergySolutions, Inc.:
Credit-Linked Deposit 6% 6/7/13 (e)	317	313
term loan 6% 6/7/13 (e)	6,271	6,209
Flowserve Corp. term loan 2.0625% 8/10/12 (e)	32,748	32,627
Goodman Global, Inc. term loan 6.25% 2/13/14 (e)	4,002	4,012
Polypore, Inc. Tranche B, term loan 2.35% 7/3/14 (e)	1,847	1,773
Rexnord Corp. Tranche B A0, term loan 2.625% 7/19/13 (e)	3,335	3,160
Sensata Technologies BV term loan 2.0778% 4/27/13 (e)	9,961	9,388
Sensus Metering Systems, Inc. Tranche B term loan 2.4725% 12/17/10 (e)	2,268	2,188
SRAM LLC term loan 5.0175% 4/30/15 (e)	1,931	1,931
Terex Corp. term loan:
4.2834% 7/14/13 (e)	10,198	10,020
4.2834% 7/14/13 (e)	2,992	2,910
Walter Energy, Inc. term loan 2.6088% 10/3/12 (e)	4,864	4,767
		155,502
Chemicals - 5.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 2.0984% 4/2/13 (e)	5,526	5,112
term loan 2.2839% 4/2/14 (e)	40,829	39,400
CF Industries Holdings, Inc. Tranche B1, term loan 4.5% 4/5/15 (e)	54,862	55,136
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Charter Communications Operating LLC Tranche C, term loan 3.79% 9/6/16 (e)	$ 49,895	$ 47,465
Chemtura Corp. term loan 6% 2/1/11 (e)	17,370	17,283
Ferro Corp. Tranche B, term loan 6.5334% 6/6/12 (e)	1,601	1,589
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (e)	3,621	3,585
Huntsman International LLC Tranche B, term loan 2.1106% 4/19/14 (e)	19,097	17,951
INEOS US Finance:
Tranche B 2LN, term loan 9.501% 12/16/13 (e)	4,509	4,453
Tranche C 2LN, term loan 10.001% 12/16/14 (e)	4,509	4,453
Lyondell Chemical Co. term loan 5.5% 4/8/16 (e)	25,840	26,034
MacDermid, Inc. Tranche B, term loan 2.3472% 4/12/14 (e)	1,963	1,825
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (e)	20,531	19,197
Nalco Co.:
term loan 6.5% 5/13/16 (e)	25,812	25,941
Tranche B, term loan 2.0625% 11/4/10 (e)	2,000	1,995
Tranche C, term loan 2.5073% 5/13/16 (e)	1,990	1,910
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (e)	7,475	7,475
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	14,778	14,796
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (e)	6,306	6,408
Tranche B 2LN, term loan 9% 9/20/10 (e)	1,694	1,722
		303,730
Consumer Products - 1.2%
Jarden Corp.:
Tranche B1, term loan 2.2834% 1/24/12 (e)	2,403	2,361
Tranche B2, term loan 2.2834% 1/24/12 (e)	670	655
Tranche B4, term loan 3.7834% 1/26/15 (e)	5,845	5,772
Jostens IH Corp. Tranche C, term loan 2.3425% 12/21/11 (e)	1,366	1,339
Revlon Consumer Products Corp. term loan 6% 3/11/15 (e)	9,975	9,850
Reynolds Consumer Products Holdings, Inc. term loan:
5.75% 5/5/16 (e)	30,000	29,813
6.25% 5/5/16 (e)	16,906	16,822
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc. term loan 8% 6/16/16 (e)	$ 3,000	$ 3,030
Weight Watchers International, Inc. Tranche B, term loan 2.0625% 1/26/14 (e)	1,872	1,839
		71,481
Containers - 1.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	21,654	21,437
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,310
Berry Plastics Holding Corp. Tranche C, term loan 2.3409% 4/3/15 (e)	7,931	7,346
BWAY Holding Co. Tranche B, term loan 5.4944% 6/16/17 (e)	2,000	2,005
Crown Holdings, Inc.:
term loan B 2.1% 11/15/12 (e)	6,386	6,306
Tranche B, term loan 2.1% 11/15/12 (e)	5,325	5,258
Graham Packaging Holdings Co. Tranche B, term loan 7.6873% 10/4/11 (e)	4,000	3,980
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.8425% 6/14/13 (e)	25,849	25,461
		81,103
Diversified Financial Services - 3.2%
AX Acquisition Corp. Tranche B1, term loan 3.6875% 8/15/14 (e)	6,138	5,766
BRSP LLC term loan 7.5% 6/24/14 (e)	11,089	10,978
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (e)	33,173	26,041
Interactive Data Corp. term loan 6.75% 7/12/17 (e)	20,000	20,050
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	12,923	13,004
Tranche 2LN, term loan 7% 3/17/16 (e)	9,077	9,100
MSCI, Inc. term loan 4.75% 6/1/16 (e)	24,000	24,060
Nuveen Investments, Inc. term loan 3.446% 11/13/14 (e)	15,044	13,238
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,875	9,875
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (e)	14,940	14,922
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.5334% 12/15/11 (e)	359	334
Credit-Linked Deposit 2.5334% 12/15/13 (e)	1,144	1,064
Tranche 1LN, term loan 2.5334% 12/15/13 (e)	2,860	2,660
Tranche 2LN, term loan 4.7834% 12/15/14 (e)	18,242	16,236
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
TowerCo Finance LLC term loan 6% 11/24/14 (e)	$ 7,392	$ 7,410
TransUnion LLC term loan 6.75% 6/15/17 (e)	18,655	18,818
		193,556
Diversified Media - 0.6%
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (e)	2,993	2,869
Autotrader.Com, Inc. Tranche B, term loan 6% 6/14/16 (e)	5,000	4,994
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (e)	25,314	25,314
LBI Media, Inc. term loan 1.8472% 3/31/12 (e)	2,202	2,059
Thomson Media, Inc. Tranche B1, term loan 7% 11/8/11 (e)	951	903
		36,139
Electric Utilities - 6.7%
AES Corp. term loan 3.0938% 8/10/11 (e)	16,732	16,607
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (e)	4,051	3,767
term loan 3.5334% 3/30/14 (e)	47,693	44,355
Atlas Pipeline Partners, LP Tranche B, term loan 6.75% 7/27/14 (e)	6,008	5,993
Calpine Corp. Tranche D, term loan 3.415% 3/29/14 (e)	44,365	41,814
Calpine New Development Holdings LLC term loan 7% 6/8/17 (e)	37,000	37,463
Covanta Energy Corp.:
term loan 1.9636% 2/9/14 (e)	5,832	5,467
Credit-Linked Deposit 2.0339% 2/9/14 (e)	2,967	2,782
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.1% 4/2/13 (e)	38,147	35,763
Tranche B, term loan 4.1% 4/2/13 (e)	3,273	3,068
MACH Gen LLC Credit-Linked Deposit 2.5401% 2/22/13 (e)	182	168
Mirant North America LLC term loan 2.0972% 1/3/13 (e)	16,461	16,255
Nebraska Energy, Inc. Tranche 2LN, term loan 5.0625% 5/1/14 (e)	6,000	5,310
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.85% 5/8/15 (e)	618	587
Tranche DD, term loan 3.85% 5/8/15 (e)	2,470	2,347
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NRG Energy, Inc.:
term loan:
2.2834% 2/1/13 (e)	$ 12,731	$ 12,253
3.7834% 8/1/15 (e)	29,788	29,416
Credit-Linked Deposit:
1.9334% 2/1/13 (e)	1,202	1,142
3.6834% 8/1/15 (e)	29,097	28,188
NSG Holdings LLC:
Credit-Linked Deposit 2.0371% 6/15/14 (e)	247	235
Tranche B, term loan 2.0371% 6/15/14 (e)	1,150	1,093
Reliant Energy, Inc. Credit-Linked Deposit 2.0956% 6/30/14 (e)	11,150	10,955
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.846% 10/10/14 (e)	37,426	29,099
Tranche B2, term loan 3.975% 10/10/14 (e)	28,452	22,050
Tranche B3, term loan 3.846% 10/10/14 (e)	60,606	46,818
		402,995
Energy - 0.5%
Alon USA, Inc. term loan 2.6807% 8/4/13 (e)	1,867	1,409
Aquilex Holdings LLC Tranche 1LN, term loan 5.5% 4/1/16 (e)	4,988	4,944
Citgo Petroleum Corp.:
Tranche B, term loan 8.25% 6/24/15 (e)	3,000	2,951
Tranche C, term loan 9.25% 6/24/17 (e)	2,000	2,000
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (e)	1,292	1,266
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 3.0625% 11/1/13 (e)	244	226
Tranche B 1LN, term loan 3.0625% 11/1/13 (e)	5,166	4,779
Sheridan Production Partners LP term loan 7.5% 4/20/17 (e)	8,970	8,544
Targa Resources, Inc./Targa Resources Finance Corp. Tranche B, term loan 5.75% 7/5/16 (e)	1,444	1,448
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (e)	4,762	4,286
		31,853
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.2%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (e)	$ 1,995	$ 1,965
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (c)(e)	5,051	2,197
Tranche B1, term loan 20.5% 4/8/12 (c)(e)	3,954	1,720
Regal Cinemas Corp. term loan 4.0334% 11/19/16 (e)	6,983	6,895
		12,777
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.35% 3/30/14 (e)	456	382
Food and Drug Retail - 0.8%
GNC Corp. term loan 2.7172% 9/16/13 (e)	2,830	2,653
Rite Aid Corp.:
Tranche ABL, term loan 2.1% 6/4/14 (e)	15,251	13,459
Tranche B4, term loan 9.5% 6/15/15 (e)	19,930	20,428
SUPERVALU, Inc.:
Tranche B, term loan 1.5972% 6/2/12 (e)	9,705	9,389
Tranche B2, term loan 3.0972% 10/5/15 (e)	3,188	3,076
		49,005
Food/Beverage/Tobacco - 1.6%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (e)	7,975	7,975
Constellation Brands, Inc.:
Tranche B, term loan 1.875% 6/5/13 (e)	23,647	22,938
Tranche B, term loan 3.125% 6/5/15 (e)	11,666	11,608
Dean Foods Co. Tranche B, term loan:
3.54% 4/2/16 (e)	16,356	15,375
3.79% 4/2/17 (e)	8,000	7,760
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0405% 3/2/17 (e)	1,972	1,979
Tranche C 1LN, term loan 5.0207% 3/2/17 (e)	4,897	4,915
Herbalife International, Inc. term loan 1.84% 7/21/13 (e)	1,666	1,624
Michael Foods, Inc. Tranche B, term loan 6.25% 6/29/16 (e)	17,350	17,437
Pinnacle Foods Finance LLC Tranche C, term loan 7.5% 4/4/14 (e)	5,000	5,025
		96,636
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 2.4%
Ameristar Casinos, Inc. term loan 3.5881% 11/10/12 (e)	$ 4,798	$ 4,774
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (e)	1,216	1,192
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.4978% 1/28/15 (e)	6,688	5,735
Tranche B2, term loan 3.4978% 1/28/15 (e)	8,890	7,646
Tranche B3, term loan 3.4981% 1/28/15 (e)	8,808	7,542
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (e)	1,990	2,030
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (e)	2,171	2,014
Tranche B, term loan 2.1% 5/23/14 (e)	10,747	9,968
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (e)	40,234	38,826
Penn National Gaming, Inc. Tranche B, term loan 2.1113% 10/3/12 (e)	20,901	20,431
Venetian Macau Ltd.:
Tranche B, term loan 5.04% 5/26/13 (e)	17,363	17,102
Tranche DD, term loan 5.04% 5/26/12 (e)	12,973	12,778
Venetian Macau US Finance, Inc. Tranche B, term loan 5.04% 5/25/13 (e)	13,158	12,960
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.225% 8/15/13 (e)	2,313	2,243
		145,241
Healthcare - 12.5%
Bausch & Lomb, Inc. term loan:
3.5972% 4/26/15 (e)	5,033	4,819
3.6505% 4/26/15 (e)	20,610	19,734
Biomet, Inc. term loan 3.5078% 3/25/15 (e)	14,891	14,426
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	2,970	2,970
Community Health Systems, Inc.:
Tranche B, term loan 2.7878% 7/25/14 (e)	170,608	161,427
Tranche DD, term loan 2.7878% 7/25/14 (e)	8,723	8,255
DaVita, Inc. Tranche B1, term loan 1.8582% 10/5/12 (e)	44,257	43,261
Emergency Medical Services Corp. term loan 3.3425% 4/8/15 (e)	4,969	4,956
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (e)	$ 28,061	$ 28,132
Tranche B, term loan 1.8735% 3/31/13 (e)	34,367	33,336
Tranche C 2LN, term loan 4.5% 9/10/14 (e)	17,178	17,221
HCA, Inc.:
Tranche B, term loan 2.7834% 11/17/13 (e)	145,607	139,783
Tranche B2, term loan 3.7834% 3/31/17 (e)	48,286	46,838
Health Management Associates, Inc. Tranche B, term loan 2.2834% 2/28/14 (e)	6,977	6,558
HealthSouth Corp. term loan:
2.79% 3/10/13 (e)	15,747	15,196
4.29% 3/15/14 (e)	12,558	12,432
IASIS Healthcare Corp.:
term loan 2.3472% 3/15/14 (e)	4,424	4,176
Credit-Linked Deposit 2.3269% 3/15/14 (e)	417	394
Tranche DD, term loan 2.3472% 3/15/14 (e)	1,534	1,447
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.4235% 6/26/14 (e)	15,931	15,373
Tranche 2LN, term loan 4.5972% 6/26/15 (e)	2,500	2,444
LifePoint Hospitals, Inc. Tranche B, term loan:
2.125% 4/15/12 (e)	7,220	6,986
3.25% 4/15/15 (e)	12,000	11,670
Manor Care, Inc. term loan 2.8472% 12/21/14 (e)	1,282	1,205
Mylan, Inc. Tranche B, term loan 3.754% 10/2/14 (e)	16,037	16,017
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (e)	2,766	2,669
Orthofix International NV term loan 6.75% 9/22/13 (e)	1,375	1,365
Psychiatric Solutions, Inc. term loan 2.2692% 7/1/12 (e)	15,784	15,626
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (e)	1,785	1,611
Skilled Healthcare Group, Inc. term loan:
5.25% 4/9/16 (e)	9,142	8,502
5.25% 4/9/16 (e)	833	775
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.5334% 4/19/13 (e)	1,345	1,305
Tranche B, term loan 3.5421% 4/19/14 (e)	9,405	9,123
Team Health, Inc. term loan 2.4982% 11/22/12 (e)	8,115	7,709
Universal Health Services, Inc. term loan 7/28/16	19,000	18,833
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	12,469	12,267
VCA Antech, Inc. term loan 1.875% 5/16/11 (e)	5,706	5,656
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Vicar Operating, Inc. term loan 1.875% 5/16/11 (e)	$ 13,406	$ 13,289
VWR Funding, Inc. term loan 2.8472% 6/29/14 (e)	16,876	15,526
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (e)	7,171	7,189
Tranche B, term loan 5.75% 4/30/15 (e)	9,006	9,028
		749,529
Homebuilding/Real Estate - 1.1%
CB Richard Ellis Group, Inc. Tranche B, term loan 5.5% 12/20/13 (e)	2,512	2,487
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.25% 6/24/13 (e)	5,000	4,969
Tranche A1, term loan 5.5% 12/20/13 (e)	1,827	1,816
Tranche B1, term loan 6% 12/20/15 (e)	4,985	4,960
Tranche B1-A, term loan 6.5% 12/20/15 (e)	10,493	10,427
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,990	3,970
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (e)	5,351	4,669
Tranche 2LN, term loan 13.5% 10/15/17	6,000	6,300
Tranche B, term loan 3.3472% 10/10/13 (e)	18,882	16,474
Tranche DD, term loan 3.3801% 10/10/13 (e)	12,385	10,775
		66,847
Insurance - 0.1%
USI Holdings Corp. Tranche B, term loan 3.29% 5/4/14 (e)	3,000	2,730
Leisure - 1.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	5,000	4,650
Cedar Fair LP Tranche B, term loan 5.5% 12/15/16 (e)	14,000	14,070
Six Flags, Inc. term loan 6.25% 6/30/16 (e)	10,000	9,800
Town Sports International LLC term loan 2.375% 2/27/14 (e)	2,881	2,636
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	28,870	28,798
		59,954
Metals/Mining - 0.5%
Compass Minerals Tranche B, term loan 1.9335% 12/22/12 (e)	8,780	8,692
Novelis Corp. term loan 2.4869% 7/6/14 (e)	18,318	17,539
Oxbow Carbon LLC Tranche B, term loan 2.5334% 5/8/14 (e)	1,493	1,403
		27,634
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Paper - 1.8%
Domtar Corp. Tranche B, term loan 1.7119% 3/7/14 (e)	$ 722	$ 722
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5217% 12/20/12 (e)	44,135	43,473
Tranche B, term loan 2.5373% 12/20/12 (e)	12,529	12,341
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,995	2,010
Graphic Packaging International, Inc. Tranche B, term loan 2.497% 5/16/14 (e)	7,123	6,874
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (e)	44,000	43,780
White Birch Paper Co.:
term loan 12% 12/1/10 (e)	413	409
Tranche 1LN, term loan 7% 5/8/14 (c)(e)	1,995	199
Tranche DD, term loan 5.884% 12/1/10 (e)(g)	143	142
		109,950
Publishing/Printing - 1.5%
Cenveo Corp.:
Tranche C, term loan 5.0393% 6/21/13 (e)	1,317	1,292
Tranche DD, term loan 5.0393% 6/21/13 (e)	56	55
Dex Media East LLC term loan 2.9497% 10/24/14 (e)	12,136	9,830
Dex Media West LLC/Dex Media West Finance Co. term loan 7.5% 10/24/14 (e)	2,530	2,226
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.5975% 6/12/14 (e)	12,943	11,778
Idearc, Inc. term loan 10.25% 12/31/15 (e)	3,433	2,884
Newsday LLC term loan 10.5% 8/1/13	3,000	3,143
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	14,000	13,335
R.H. Donnelley Corp. term loan 9.25% 10/24/14 (e)	15,488	13,630
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (e)	37,680	33,394
		91,567
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.1899% 4/28/13 (e)	15,338	14,724
Tranche C, term loan 1.9806% 4/28/13 (e)	2,910	2,779
		17,503
Restaurants - 0.2%
Buffets, Inc. Tranche 1LN, term loan 12% 4/22/15 (e)	3,990	3,611
Burger King Corp. Tranche B1, term loan 2.0625% 6/30/12 (e)	2,305	2,282
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (e)	$ 336	$ 294
term loan 2.875% 6/14/14 (e)	4,089	3,577
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	4,000	4,010
		13,774
Services - 2.4%
Altegrity, Inc. Tranche D, term loan 7.75% 2/21/15 (e)	2,000	1,988
ARAMARK Corp.:
Credit-Linked Deposit 2.2206% 1/26/14 (e)	1,035	960
term loan 2.4084% 1/26/14 (e)	13,055	12,108
Credit-Linked Deposit 3.5984% 7/26/16 (e)	2,098	2,014
Tranche B, term loan 3.7834% 7/26/16 (e)	31,896	30,620
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,168	7,114
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.8125% 2/7/14 (e)	2,532	2,260
Fidelity National Information Services, Inc. Tranche B, term loan 5.25% 7/18/16 (e)	42,000	42,105
Hertz Corp.:
Credit-Linked Deposit 2.0869% 12/21/12 (e)	308	298
Tranche B, term loan 2.0981% 12/21/12 (e)	1,667	1,612
Iron Mountain, Inc. term loan 2.0625% 4/16/14 (e)	9,700	9,603
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (e)	6,965	6,939
ServiceMaster Co.:
term loan 2.8906% 7/24/14 (e)	21,841	20,148
Tranche DD, term loan 2.85% 7/24/14 (e)	1,781	1,643
The Geo Group, Inc. Tranche B, term loan 4.75% 7/28/16 (e)	6,500	6,516
		145,928
Shipping - 0.1%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	5,985	6,000
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	983
		6,983
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.7%
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (e)	$ 15,414	$ 14,489
Tranche B2, term loan 5.0106% 7/31/16 (e)	9,285	8,913
Sally Holdings LLC Tranche B, term loan 2.6% 11/16/13 (e)	7,935	7,677
Toys 'R' Us, Inc. term loan 4.5972% 7/19/12 (e)	12,975	12,813
		43,892
Super Retail - 0.7%
Bass Pro Group LLC Tranche B, term loan 5.0564% 4/12/15 (e)	5,985	5,955
Dollar General Corp. Tranche B1, term loan 3.092% 7/6/14 (e)	14,244	13,639
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,570	4,364
Harbor Freight Tools USA, Inc. term loan 5.0157% 2/24/16 (e)	1,939	1,932
IMS Health, Inc. term loan 5.25% 2/26/16 (e)	3,961	3,916
J. Crew Group, Inc. term loan 2.125% 5/15/13 (e)	1,677	1,576
PETCO Animal Supplies, Inc. term loan 2.6799% 10/26/13 (e)	7,628	7,284
		38,666
Technology - 4.6%
Avaya, Inc. term loan 3.2597% 10/24/14 (e)	25,841	22,869
CommScope, Inc. Tranche B, term loan 3.0276% 12/27/14 (e)	3,724	3,640
Dealer Computer Services, Inc. term loan 5.25% 4/21/17 (e)	19,066	18,875
First Data Corp.:
Tranche B1, term loan 3.0796% 9/24/14 (e)	17,227	14,945
Tranche B2, term loan 3.0972% 9/24/14 (e)	36,431	31,604
Tranche B3, term loan 3.0796% 9/24/14 (e)	14,672	12,728
Flextronics International Ltd.:
Tranche B A2, term loan 2.5972% 10/1/14 (e)	1,381	1,305
Tranche B A3, term loan 2.5956% 10/1/14 (e)	1,611	1,523
Tranche B-B, term loan 2.5956% 10/1/12 (e)	11,783	11,400
Freescale Semiconductor, Inc. term loan 4.5956% 12/1/16 (e)	61,218	56,168
Intersil Corp. term loan 4.7476% 4/27/16 (e)	6,815	6,832
Itron, Inc. term loan 3.85% 4/18/14 (e)	4,846	4,797
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (e)	$ 863	$ 807
Tranche 2LN, term loan 6.2834% 6/11/15 (e)	5,750	5,362
Open Text Corp. term loan 2.5972% 10/2/13 (e)	5,664	5,509
RedPrairie Corp. term loan 6% 3/24/16 (e)	1,995	1,975
Spansion, Inc. term loan 7.5% 2/1/15 (e)	7,980	7,950
SunGard Data Systems, Inc.:
term loan:
2.0946% 2/28/14 (e)	37,525	35,367
4.0028% 2/28/16 (e)	12,956	12,503
Tranche C, term loan 6.75% 2/28/14 (e)	4,927	4,903
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	10,913	10,885
Verifone, Inc. Tranche B, term loan 3.1% 10/31/13 (e)	4,005	4,005
		275,952
Telecommunications - 4.6%
Asurion Corp.:
Tranche 1LN, term loan 3.3557% 7/3/14 (e)	10,937	10,500
Tranche 2LN, term loan 6.8425% 7/3/15 (e)	14,000	13,773
Crown Castle International Corp. Tranche B, term loan 1.8472% 3/6/14 (e)	9,375	8,977
Digicel International Finance Ltd. term loan 3.0625% 3/30/12 (e)	8,667	8,385
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)	2,994	1,946
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,229	860
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (e)	53,000	49,555
Intelsat Ltd. Tranche B, term loan 3.0333% 7/3/13 (e)	30,529	29,613
Level 3 Financing, Inc. term loan:
2.7237% 3/13/14 (e)	29,000	25,883
11.5% 3/13/14 (e)	3,000	3,240
MetroPCS Wireless, Inc. Tranche B, term loan:
2.625% 11/3/13 (e)	10,867	10,650
2.625% 11/3/16 (e)	14,823	14,675
NTELOS, Inc. Tranche B, term loan 5.75% 8/7/15 (e)	3,000	3,000
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
PanAmSat Corp.:
Tranche B2 A, term loan 3.0333% 1/3/14 (e)	$ 16,925	$ 16,079
Tranche B2 B, term loan 3.0333% 1/3/14 (e)	16,920	16,074
Tranche B2 C, term loan 3.0333% 1/3/14 (e)	16,920	16,074
Telesat Holding, Inc.:
Tranche A, term loan 3.35% 10/31/14 (e)	9,139	8,888
Tranche DD, term loan 3.35% 10/31/14 (e)	785	763
Time Warner Telecom, Inc. Tranche B, term loan 2.1% 1/7/13 (e)	4,845	4,651
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.6577% 5/26/13 (e)	6,000	5,850
Tranche C 1LN, term loan 4.6577% 5/26/14 (e)	6,000	5,850
Windstream Corp.:
Tranche B1, term loan 1.9857% 7/17/13 (e)	6,079	5,836
Tranche B2, term loan 3.2357% 12/17/15 (e)	16,887	16,550
		277,672
Textiles & Apparel - 0.7%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (e)	6,449	6,449
Levi Strauss & Co. New term loan 2.5972% 4/4/14 (e)	3,000	2,768
Phillips-Van Heusen Corp. Tranche B, term loan 4.75% 5/6/16 (e)	30,731	30,885
William Carter Co. term loan 1.846% 6/29/12 (e)	2,625	2,599
		42,701
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (e)	13,826	13,411
TOTAL FLOATING RATE LOANS (Cost $4,437,653)		4,448,187
Nonconvertible Bonds - 16.2%

Aerospace - 0.1%
ManTech International Corp. 7.25% 4/15/18 (d)	6,000	6,120
Air Transportation - 0.3%
Continental Airlines, Inc. 3.6613% 6/2/13 (e)	949	844
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,105
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	2,000	2,170
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,090
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	4,998
		20,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - 2.5%
Accuride Corp. 9.5% 8/1/18 (d)	$ 1,105	$ 1,130
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,010
10.625% 3/15/18	2,880	3,132
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (d)	2,810	2,922
Ford Motor Credit Co. LLC:
3.2768% 1/13/12 (e)	13,000	12,675
5.7871% 6/15/11 (e)	31,000	31,505
General Motors Acceptance Corp.:
2.7384% 12/1/14 (e)	40,000	34,400
6.875% 9/15/11	34,000	34,680
7.25% 3/2/11	6,000	6,105
GMAC LLC 6% 12/15/11	2,000	2,005
Lear Corp. 7.875% 3/15/18	1,980	2,044
Navistar International Corp. 8.25% 11/1/21	4,285	4,510
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,200
Tenneco, Inc.:
8.625% 11/15/14	6,000	6,225
10.25% 7/15/13	2,000	2,033
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,040
8.875% 12/1/17 (d)	2,060	2,204
		151,820
Banks and Thrifts - 0.3%
GMAC LLC:
2.7384% 12/1/14 (e)	2,000	1,720
6% 4/1/11	3,000	3,034
6% 12/15/11	2,000	2,025
6.875% 9/15/11	9,000	9,180
		15,959
Broadcasting - 0.5%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	16,870	17,545
Series B 9.25% 12/15/17 (d)	12,485	13,109
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	2,000	2,040
		32,694
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	$ 4,440	$ 4,662
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,010
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,744
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,520
		35,936
Capital Goods - 0.1%
Coleman Cable, Inc. 9% 2/15/18	3,000	3,000
Esco Corp. 4.4121% 12/15/13 (d)(e)	2,000	1,800
		4,800
Chemicals - 0.4%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,210
Lyondell Chemical Co. 11% 5/1/18	3,000	3,229
NOVA Chemicals Corp. 3.7476% 11/15/13 (e)	18,595	17,340
		24,779
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15	880	972
Reddy Ice Corp. 11.25% 3/15/15 (d)	2,000	2,090
		3,062
Containers - 0.7%
Berry Plastics Corp.:
5.2759% 2/15/15 (e)	26,000	25,090
8.25% 11/15/15	10,000	10,250
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,310
Solo Cup Co. 10.5% 11/1/13	3,850	4,023
		43,673
Diversified Media - 0.1%
Lamar Media Corp. 7.875% 4/15/18 (d)	4,000	4,160
Electric Utilities - 1.4%
AES Corp.:
7.75% 3/1/14	3,000	3,135
9.375% 9/15/10	9,000	9,045
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,180
CMS Energy Corp.:
1.4759% 1/15/13 (e)	8,000	7,540
6.3% 2/1/12	3,000	3,120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Holdings Corp. 10% 1/15/20 (d)	$ 27,320	$ 27,388
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	173
Mirant North America LLC 7.375% 12/31/13	8,997	9,244
NRG Energy, Inc. 7.375% 2/1/16	7,000	7,140
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,237
		82,202
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	6,000	4,440
Chesapeake Energy Corp. 7.625% 7/15/13	3,000	3,195
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,188
OPTI Canada, Inc. 9% 12/15/12 (d)	3,000	3,045
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,180
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	1,820
		17,868
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,098
Rite Aid Corp. 10.25% 10/15/19	2,635	2,701
		5,799
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	3,735	3,567
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	4,815	5,044
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (d)	2,000	2,055
		7,099
Healthcare - 0.9%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)	2,930	2,967
Elan Finance PLC/Elan Finance Corp.:
4.4359% 11/15/11 (e)	22,000	21,670
4.6634% 12/1/13 (e)	2,000	1,930
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,040
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,671
Tenet Healthcare Corp. 8.875% 7/1/19 (d)	16,000	17,560
		51,838
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (d)	2,000	2,140
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,221
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (d)	6,645	7,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Drummond Co., Inc. 9% 10/15/14 (d)	$ 10,655	$ 11,241
FMG Finance Property Ltd. 4.5384% 9/1/11 (d)(e)	56,000	56,140
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,522
Teck Resources Ltd. 9.75% 5/15/14	17,810	21,650
		113,958
Paper - 0.2%
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,150
Cascades, Inc. 7.75% 12/15/17	3,000	3,090
Domtar Corp. 7.875% 10/15/11	2,000	2,135
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0944% 8/1/14 (e)	3,000	2,610
11.5% 7/1/14	1,885	2,055
		13,040
Publishing/Printing - 0.4%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(e)	21,245	21,351
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,000	4,140
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,845	1,979
Services - 0.2%
ARAMARK Corp. 3.8444% 2/1/15 (e)	2,000	1,840
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9359% 5/15/14 (e)	13,000	11,505
		13,345
Shipping - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,610
9.5% 12/15/14	3,000	2,940
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,853
		14,403
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,115
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 6,000	$ 6,165
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,774
		8,939
Technology - 0.7%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (d)	2,000	2,020
8.125% 12/15/17	4,000	4,210
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	11,960	12,394
10.125% 3/15/18 (d)	6,000	6,390
GeoEye, Inc. 9.625% 10/1/15 (d)	2,505	2,624
NXP BV/NXP Funding LLC 3.2759% 10/15/13 (e)	15,465	14,614
Seagate Technology International 10% 5/1/14 (d)	2,275	2,667
		44,919
Telecommunications - 3.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	22,000	23,016
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	17,768
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,145
8.5% 4/15/20 (d)	4,000	4,280
Intelsat Ltd. 11.25% 6/15/16	4,000	4,325
iPCS, Inc.:
2.4694% 5/1/13 (e)	33,670	31,902
3.5944% 5/1/14 pay-in-kind (e)	21,611	20,099
Level 3 Financing, Inc. 4.14% 2/15/15 (e)	3,000	2,408
PAETEC Holding Corp. 8.875% 6/30/17	4,000	4,120
Qwest Corp.:
3.7871% 6/15/13 (e)	23,000	23,230
7.875% 9/1/11	15,000	15,675
8.375% 5/1/16	3,000	3,401
8.875% 3/15/12	3,000	3,244
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,480
7.625% 1/30/11	11,000	11,248
8.375% 3/15/12	19,000	20,140
tw telecom holdings, Inc. 8% 3/1/18	3,000	3,105
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,390
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,286	4,070
		204,046
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.1211% 12/15/14 (e)	$ 12,000	$ 11,430
Levi Strauss & Co. New 7.625% 5/15/20 (d)	3,000	3,045
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,170
		18,645
TOTAL NONCONVERTIBLE BONDS (Cost $936,274)		974,592
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.5125% 4/20/11 (Reg. S) (e) (Cost $3,824)	4,000	3,770
Common Stocks - 0.7%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,024
Class B	5,717	154
Class B warrants 6/3/30 (a)	35,547	960
ION Media Networks, Inc. (a)	2,842	841
		4,979
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	80
Chemicals - 0.4%
LyondellBasell Industries NV:
Class A (a)	654,981	11,790
Class B (a)	599,811	10,797
		22,587
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	280
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.2%
HMH Holdings, Inc. (a)(f)	1,106,192	$ 6,361
RDA Holding Co. (a)	302,964	6,059
SuperMedia, Inc. (a)	7,943	168
		12,588
TOTAL COMMON STOCKS (Cost $51,967)		42,038
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.24% (b) (Cost $716,770)	716,770,439	$ 716,770
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $13,731)	$ 13,731	13,731
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $6,160,219)		6,199,088
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(195,304)
NET ASSETS - 100%		$ 6,003,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,115,000 or 5.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,361,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 6,287

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,000 and $87,000, respectively. The coupon rate will be determined at time of settlement.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,731,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 5,486
Banc of America Securities LLC	2,076
Barclays Capital, Inc.	6,169
$ 13,731
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 902
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,540	$ 1,128	$ 12,420	$ 4,992
Financials	551	-	-	551
Industrials	80	80	-	-
Materials	22,587	22,587	-	-
Utilities	280	280	-	-
Corporate Bonds	974,592	-	974,592	-
Foreign Government and Government Agency Obligations	3,770	-	3,770	-
Floating Rate Loans	4,448,187	-	4,448,187	-
Other	0	-	-	0
Money Market Funds	716,770	716,770	-	-
Cash Equivalents	13,731	-	13,731	-
Total Investments in Securities:	$ 6,199,088	$ 740,845	$ 5,452,700	$ 5,543
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	709
Cost of Purchases	3,827
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,543
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 709

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $6,110,151,000. Net unrealized appreciation aggregated $88,937,000, of which $192,141,000 related to appreciated investment securities and $103,204,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

July 31, 2010

1.804976.106

FHI-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (h) - 74.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (e)	$ 2,617	$ 2,623
DynCorp International, Inc. term loan 6.25% 7/7/16 (e)	4,000	4,020
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.2756% 9/30/13 (e)	16,441	15,948
Sequa Corp. term loan 3.79% 12/3/14 (e)	29,000	26,970
TransDigm, Inc. term loan 2.5384% 6/23/13 (e)	14,340	13,910
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.6% 9/29/13 (e)	4,147	4,012
		67,483
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.3407% 4/30/12 (e)	5,939	5,657
term loan 8.75% 9/27/13 (e)	3,786	3,834
Tranche 2LN, term loan 3.5909% 4/30/14 (e)	11,945	10,870
Northwest Airlines Corp. Tranche B, term loan 4.04% 12/22/13 (e)	3,941	3,587
United Air Lines, Inc. Tranche B, term loan 2.375% 2/1/14 (e)	13,978	12,511
US Airways Group, Inc. term loan 2.8288% 3/23/14 (e)	25,712	21,277
		57,736
Automotive - 3.5%
Dana Holding Corp. term loan 4.6842% 1/31/15 (e)	14,694	14,290
Federal-Mogul Corp.:
Tranche B, term loan 2.2859% 12/27/14 (e)	33,021	29,719
Tranche C, term loan 2.2788% 12/27/15 (e)	16,847	15,036
Ford Motor Co. term loan 3.35% 12/15/13 (e)	80,831	78,406
Oshkosh Co. Tranche B, term loan 6.54% 12/6/13 (e)	4,219	4,250
Rexnord Corp. Tranche B, term loan 2.875% 7/19/13 (e)	6,325	6,009
Tenneco, Inc.:
Credit-Linked Deposit 5.3472% 3/16/14 (e)	10,000	9,975
Tranche B, term loan 5.0756% 6/3/16 (e)	12,000	11,880
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (e)	41,500	38,595
TRW Automotive, Inc. Tranche A 2LN, term loan 4.125% 5/30/15 (e)	2,000	1,980
		210,140
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 3.2%
Citadel Broadcasting Corp. term loan 11% 6/3/15 (e)	$ 2,585	$ 2,715
Clear Channel Communications, Inc. Tranche A, term loan 3.7472% 7/30/14 (e)	3,000	2,400
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (e)	1,736	1,667
Gray Television, Inc. Tranche B, term loan 3.85% 12/31/14 (e)	2,474	2,326
Nexstar Broadcasting, Inc. term loan 5.0968% 9/30/16 (e)	8,415	8,205
Raycom Media, Inc. Tranche B, term loan 1.875% 6/25/14 (e)	6,398	5,886
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.75% 10/23/15 (e)	5,545	5,545
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (e)	108,343	94,529
VNU, Inc.:
term loan 2.345% 8/9/13 (e)	52,277	49,794
Tranche B, term loan 4.095% 5/1/16 (e)	18,972	18,427
		191,494
Cable TV - 6.0%
Cequel Communications LLC Tranche 1LN, term loan 2.3475% 11/5/13 (e)	17,619	16,870
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (e)	7,842	7,960
Tranche B 1LN, term loan 2.35% 3/6/14 (e)	129,708	122,899
CSC Holdings, Inc.:
Tranche B, term loan 2.0906% 3/31/13 (e)	17,012	16,864
Tranche B2, term loan 3.5906% 3/29/16 (e)	4,987	4,900
Tranche B3, term loan 2.0906% 3/29/16 (e)	61,845	59,990
DIRECTV Holdings LLC Tranche B, term loan 1.8472% 4/13/13 (e)	37,869	37,634
Insight Midwest Holdings LLC Tranche B, term loan 2.1593% 4/6/14 (e)	13,750	13,063
Mediacom Broadband LLC Tranche F, term loan 4.5% 10/23/17 (e)	19,000	17,860
Mediacom LLC:
Tranche D, term loan 5.5% 3/31/17 (e)	2,978	2,903
Tranche E, term loan 4.5% 10/23/17 (e)	6,000	5,640
San Juan Cable, Inc. Tranche 1LN, term loan 2.1% 10/31/12 (e)	4,646	4,425
TWCC Holding Corp. Tranche B, term loan 5% 9/12/15 (e)	11,874	11,889
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
UPC Broadband Holding BV:
Tranche T, term loan 4.2507% 12/31/16 (e)	$ 17,000	$ 16,193
Tranche X, term loan 4.2507% 12/31/17 (e)	13,008	12,276
Wide Open West Finance LLC Tranche A, term loan 6.8797% 6/28/14 (e)	5,000	4,875
		356,241
Capital Goods - 2.6%
Ashtead Group PLC term loan 2.125% 8/31/11 (e)	2,688	2,631
Baldor Electric Co. term loan 5.252% 1/31/14 (e)	5,174	5,187
Bucyrus International, Inc.:
Tranche B, term loan 3.35% 5/4/14 (e)	11,999	11,879
Tranche C, term loan 4.5% 2/19/16 (e)	20,948	21,001
Dresser, Inc.:
Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (e)	9,000	8,460
Tranche B 1LN, term loan 2.6951% 5/4/14 (e)	29,082	27,046
EnergySolutions, Inc.:
Credit-Linked Deposit 6% 6/7/13 (e)	317	313
term loan 6% 6/7/13 (e)	6,271	6,209
Flowserve Corp. term loan 2.0625% 8/10/12 (e)	32,748	32,627
Goodman Global, Inc. term loan 6.25% 2/13/14 (e)	4,002	4,012
Polypore, Inc. Tranche B, term loan 2.35% 7/3/14 (e)	1,847	1,773
Rexnord Corp. Tranche B A0, term loan 2.625% 7/19/13 (e)	3,335	3,160
Sensata Technologies BV term loan 2.0778% 4/27/13 (e)	9,961	9,388
Sensus Metering Systems, Inc. Tranche B term loan 2.4725% 12/17/10 (e)	2,268	2,188
SRAM LLC term loan 5.0175% 4/30/15 (e)	1,931	1,931
Terex Corp. term loan:
4.2834% 7/14/13 (e)	10,198	10,020
4.2834% 7/14/13 (e)	2,992	2,910
Walter Energy, Inc. term loan 2.6088% 10/3/12 (e)	4,864	4,767
		155,502
Chemicals - 5.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 2.0984% 4/2/13 (e)	5,526	5,112
term loan 2.2839% 4/2/14 (e)	40,829	39,400
CF Industries Holdings, Inc. Tranche B1, term loan 4.5% 4/5/15 (e)	54,862	55,136
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Charter Communications Operating LLC Tranche C, term loan 3.79% 9/6/16 (e)	$ 49,895	$ 47,465
Chemtura Corp. term loan 6% 2/1/11 (e)	17,370	17,283
Ferro Corp. Tranche B, term loan 6.5334% 6/6/12 (e)	1,601	1,589
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (e)	3,621	3,585
Huntsman International LLC Tranche B, term loan 2.1106% 4/19/14 (e)	19,097	17,951
INEOS US Finance:
Tranche B 2LN, term loan 9.501% 12/16/13 (e)	4,509	4,453
Tranche C 2LN, term loan 10.001% 12/16/14 (e)	4,509	4,453
Lyondell Chemical Co. term loan 5.5% 4/8/16 (e)	25,840	26,034
MacDermid, Inc. Tranche B, term loan 2.3472% 4/12/14 (e)	1,963	1,825
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (e)	20,531	19,197
Nalco Co.:
term loan 6.5% 5/13/16 (e)	25,812	25,941
Tranche B, term loan 2.0625% 11/4/10 (e)	2,000	1,995
Tranche C, term loan 2.5073% 5/13/16 (e)	1,990	1,910
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (e)	7,475	7,475
Solutia, Inc. Tranche B, term loan 4.75% 3/17/17 (e)	14,778	14,796
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (e)	6,306	6,408
Tranche B 2LN, term loan 9% 9/20/10 (e)	1,694	1,722
		303,730
Consumer Products - 1.2%
Jarden Corp.:
Tranche B1, term loan 2.2834% 1/24/12 (e)	2,403	2,361
Tranche B2, term loan 2.2834% 1/24/12 (e)	670	655
Tranche B4, term loan 3.7834% 1/26/15 (e)	5,845	5,772
Jostens IH Corp. Tranche C, term loan 2.3425% 12/21/11 (e)	1,366	1,339
Revlon Consumer Products Corp. term loan 6% 3/11/15 (e)	9,975	9,850
Reynolds Consumer Products Holdings, Inc. term loan:
5.75% 5/5/16 (e)	30,000	29,813
6.25% 5/5/16 (e)	16,906	16,822
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spectrum Brands, Inc. term loan 8% 6/16/16 (e)	$ 3,000	$ 3,030
Weight Watchers International, Inc. Tranche B, term loan 2.0625% 1/26/14 (e)	1,872	1,839
		71,481
Containers - 1.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	21,654	21,437
Tranche 2LN, term loan 10% 9/2/16 (e)	9,500	9,310
Berry Plastics Holding Corp. Tranche C, term loan 2.3409% 4/3/15 (e)	7,931	7,346
BWAY Holding Co. Tranche B, term loan 5.4944% 6/16/17 (e)	2,000	2,005
Crown Holdings, Inc.:
term loan B 2.1% 11/15/12 (e)	6,386	6,306
Tranche B, term loan 2.1% 11/15/12 (e)	5,325	5,258
Graham Packaging Holdings Co. Tranche B, term loan 7.6873% 10/4/11 (e)	4,000	3,980
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.8425% 6/14/13 (e)	25,849	25,461
		81,103
Diversified Financial Services - 3.2%
AX Acquisition Corp. Tranche B1, term loan 3.6875% 8/15/14 (e)	6,138	5,766
BRSP LLC term loan 7.5% 6/24/14 (e)	11,089	10,978
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (e)	33,173	26,041
Interactive Data Corp. term loan 6.75% 7/12/17 (e)	20,000	20,050
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	12,923	13,004
Tranche 2LN, term loan 7% 3/17/16 (e)	9,077	9,100
MSCI, Inc. term loan 4.75% 6/1/16 (e)	24,000	24,060
Nuveen Investments, Inc. term loan 3.446% 11/13/14 (e)	15,044	13,238
Springboard Finance LLC term loan 7% 2/23/15 (e)	9,875	9,875
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (e)	14,940	14,922
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.5334% 12/15/11 (e)	359	334
Credit-Linked Deposit 2.5334% 12/15/13 (e)	1,144	1,064
Tranche 1LN, term loan 2.5334% 12/15/13 (e)	2,860	2,660
Tranche 2LN, term loan 4.7834% 12/15/14 (e)	18,242	16,236
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
TowerCo Finance LLC term loan 6% 11/24/14 (e)	$ 7,392	$ 7,410
TransUnion LLC term loan 6.75% 6/15/17 (e)	18,655	18,818
		193,556
Diversified Media - 0.6%
Affinion Group, Inc. Tranche B, term loan 5% 10/9/16 (e)	2,993	2,869
Autotrader.Com, Inc. Tranche B, term loan 6% 6/14/16 (e)	5,000	4,994
Lamar Media Corp. Tranche B, term loan 4.25% 12/31/16 (e)	25,314	25,314
LBI Media, Inc. term loan 1.8472% 3/31/12 (e)	2,202	2,059
Thomson Media, Inc. Tranche B1, term loan 7% 11/8/11 (e)	951	903
		36,139
Electric Utilities - 6.7%
AES Corp. term loan 3.0938% 8/10/11 (e)	16,732	16,607
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (e)	4,051	3,767
term loan 3.5334% 3/30/14 (e)	47,693	44,355
Atlas Pipeline Partners, LP Tranche B, term loan 6.75% 7/27/14 (e)	6,008	5,993
Calpine Corp. Tranche D, term loan 3.415% 3/29/14 (e)	44,365	41,814
Calpine New Development Holdings LLC term loan 7% 6/8/17 (e)	37,000	37,463
Covanta Energy Corp.:
term loan 1.9636% 2/9/14 (e)	5,832	5,467
Credit-Linked Deposit 2.0339% 2/9/14 (e)	2,967	2,782
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.1% 4/2/13 (e)	38,147	35,763
Tranche B, term loan 4.1% 4/2/13 (e)	3,273	3,068
MACH Gen LLC Credit-Linked Deposit 2.5401% 2/22/13 (e)	182	168
Mirant North America LLC term loan 2.0972% 1/3/13 (e)	16,461	16,255
Nebraska Energy, Inc. Tranche 2LN, term loan 5.0625% 5/1/14 (e)	6,000	5,310
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.:
Tranche B, term loan 3.85% 5/8/15 (e)	618	587
Tranche DD, term loan 3.85% 5/8/15 (e)	2,470	2,347
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
NRG Energy, Inc.:
term loan:
2.2834% 2/1/13 (e)	$ 12,731	$ 12,253
3.7834% 8/1/15 (e)	29,788	29,416
Credit-Linked Deposit:
1.9334% 2/1/13 (e)	1,202	1,142
3.6834% 8/1/15 (e)	29,097	28,188
NSG Holdings LLC:
Credit-Linked Deposit 2.0371% 6/15/14 (e)	247	235
Tranche B, term loan 2.0371% 6/15/14 (e)	1,150	1,093
Reliant Energy, Inc. Credit-Linked Deposit 2.0956% 6/30/14 (e)	11,150	10,955
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.846% 10/10/14 (e)	37,426	29,099
Tranche B2, term loan 3.975% 10/10/14 (e)	28,452	22,050
Tranche B3, term loan 3.846% 10/10/14 (e)	60,606	46,818
		402,995
Energy - 0.5%
Alon USA, Inc. term loan 2.6807% 8/4/13 (e)	1,867	1,409
Aquilex Holdings LLC Tranche 1LN, term loan 5.5% 4/1/16 (e)	4,988	4,944
Citgo Petroleum Corp.:
Tranche B, term loan 8.25% 6/24/15 (e)	3,000	2,951
Tranche C, term loan 9.25% 6/24/17 (e)	2,000	2,000
Compagnie Generale de Geophysique SA term loan 5.5% 1/12/16 (e)	1,292	1,266
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 3.0625% 11/1/13 (e)	244	226
Tranche B 1LN, term loan 3.0625% 11/1/13 (e)	5,166	4,779
Sheridan Production Partners LP term loan 7.5% 4/20/17 (e)	8,970	8,544
Targa Resources, Inc./Targa Resources Finance Corp. Tranche B, term loan 5.75% 7/5/16 (e)	1,444	1,448
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (e)	4,762	4,286
		31,853
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.2%
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (e)	$ 1,995	$ 1,965
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (c)(e)	5,051	2,197
Tranche B1, term loan 20.5% 4/8/12 (c)(e)	3,954	1,720
Regal Cinemas Corp. term loan 4.0334% 11/19/16 (e)	6,983	6,895
		12,777
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.35% 3/30/14 (e)	456	382
Food and Drug Retail - 0.8%
GNC Corp. term loan 2.7172% 9/16/13 (e)	2,830	2,653
Rite Aid Corp.:
Tranche ABL, term loan 2.1% 6/4/14 (e)	15,251	13,459
Tranche B4, term loan 9.5% 6/15/15 (e)	19,930	20,428
SUPERVALU, Inc.:
Tranche B, term loan 1.5972% 6/2/12 (e)	9,705	9,389
Tranche B2, term loan 3.0972% 10/5/15 (e)	3,188	3,076
		49,005
Food/Beverage/Tobacco - 1.6%
Bolthouse Farms, Inc. Tranche 1LN, term loan 5.5% 2/11/16 (e)	7,975	7,975
Constellation Brands, Inc.:
Tranche B, term loan 1.875% 6/5/13 (e)	23,647	22,938
Tranche B, term loan 3.125% 6/5/15 (e)	11,666	11,608
Dean Foods Co. Tranche B, term loan:
3.54% 4/2/16 (e)	16,356	15,375
3.79% 4/2/17 (e)	8,000	7,760
Dole Food Co., Inc.:
Tranche B 1LN, term loan 5.0405% 3/2/17 (e)	1,972	1,979
Tranche C 1LN, term loan 5.0207% 3/2/17 (e)	4,897	4,915
Herbalife International, Inc. term loan 1.84% 7/21/13 (e)	1,666	1,624
Michael Foods, Inc. Tranche B, term loan 6.25% 6/29/16 (e)	17,350	17,437
Pinnacle Foods Finance LLC Tranche C, term loan 7.5% 4/4/14 (e)	5,000	5,025
		96,636
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Gaming - 2.4%
Ameristar Casinos, Inc. term loan 3.5881% 11/10/12 (e)	$ 4,798	$ 4,774
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (e)	1,216	1,192
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.4978% 1/28/15 (e)	6,688	5,735
Tranche B2, term loan 3.4978% 1/28/15 (e)	8,890	7,646
Tranche B3, term loan 3.4981% 1/28/15 (e)	8,808	7,542
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (e)	1,990	2,030
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (e)	2,171	2,014
Tranche B, term loan 2.1% 5/23/14 (e)	10,747	9,968
MGM Mirage, Inc. Tranche D, term loan 6% 10/3/11 (e)	40,234	38,826
Penn National Gaming, Inc. Tranche B, term loan 2.1113% 10/3/12 (e)	20,901	20,431
Venetian Macau Ltd.:
Tranche B, term loan 5.04% 5/26/13 (e)	17,363	17,102
Tranche DD, term loan 5.04% 5/26/12 (e)	12,973	12,778
Venetian Macau US Finance, Inc. Tranche B, term loan 5.04% 5/25/13 (e)	13,158	12,960
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.225% 8/15/13 (e)	2,313	2,243
		145,241
Healthcare - 12.5%
Bausch & Lomb, Inc. term loan:
3.5972% 4/26/15 (e)	5,033	4,819
3.6505% 4/26/15 (e)	20,610	19,734
Biomet, Inc. term loan 3.5078% 3/25/15 (e)	14,891	14,426
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (e)	2,970	2,970
Community Health Systems, Inc.:
Tranche B, term loan 2.7878% 7/25/14 (e)	170,608	161,427
Tranche DD, term loan 2.7878% 7/25/14 (e)	8,723	8,255
DaVita, Inc. Tranche B1, term loan 1.8582% 10/5/12 (e)	44,257	43,261
Emergency Medical Services Corp. term loan 3.3425% 4/8/15 (e)	4,969	4,956
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Fresenius Medical Care Holdings, Inc.:
term loan 4.5% 9/10/14 (e)	$ 28,061	$ 28,132
Tranche B, term loan 1.8735% 3/31/13 (e)	34,367	33,336
Tranche C 2LN, term loan 4.5% 9/10/14 (e)	17,178	17,221
HCA, Inc.:
Tranche B, term loan 2.7834% 11/17/13 (e)	145,607	139,783
Tranche B2, term loan 3.7834% 3/31/17 (e)	48,286	46,838
Health Management Associates, Inc. Tranche B, term loan 2.2834% 2/28/14 (e)	6,977	6,558
HealthSouth Corp. term loan:
2.79% 3/10/13 (e)	15,747	15,196
4.29% 3/15/14 (e)	12,558	12,432
IASIS Healthcare Corp.:
term loan 2.3472% 3/15/14 (e)	4,424	4,176
Credit-Linked Deposit 2.3269% 3/15/14 (e)	417	394
Tranche DD, term loan 2.3472% 3/15/14 (e)	1,534	1,447
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.4235% 6/26/14 (e)	15,931	15,373
Tranche 2LN, term loan 4.5972% 6/26/15 (e)	2,500	2,444
LifePoint Hospitals, Inc. Tranche B, term loan:
2.125% 4/15/12 (e)	7,220	6,986
3.25% 4/15/15 (e)	12,000	11,670
Manor Care, Inc. term loan 2.8472% 12/21/14 (e)	1,282	1,205
Mylan, Inc. Tranche B, term loan 3.754% 10/2/14 (e)	16,037	16,017
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (e)	2,766	2,669
Orthofix International NV term loan 6.75% 9/22/13 (e)	1,375	1,365
Psychiatric Solutions, Inc. term loan 2.2692% 7/1/12 (e)	15,784	15,626
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (e)	1,785	1,611
Skilled Healthcare Group, Inc. term loan:
5.25% 4/9/16 (e)	9,142	8,502
5.25% 4/9/16 (e)	833	775
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.5334% 4/19/13 (e)	1,345	1,305
Tranche B, term loan 3.5421% 4/19/14 (e)	9,405	9,123
Team Health, Inc. term loan 2.4982% 11/22/12 (e)	8,115	7,709
Universal Health Services, Inc. term loan 7/28/16	19,000	18,833
Vanguard Health Holding Co. II LLC Tranche B, term loan 5% 1/29/16 (e)	12,469	12,267
VCA Antech, Inc. term loan 1.875% 5/16/11 (e)	5,706	5,656
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Vicar Operating, Inc. term loan 1.875% 5/16/11 (e)	$ 13,406	$ 13,289
VWR Funding, Inc. term loan 2.8472% 6/29/14 (e)	16,876	15,526
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (e)	7,171	7,189
Tranche B, term loan 5.75% 4/30/15 (e)	9,006	9,028
		749,529
Homebuilding/Real Estate - 1.1%
CB Richard Ellis Group, Inc. Tranche B, term loan 5.5% 12/20/13 (e)	2,512	2,487
CB Richard Ellis Services, Inc.:
Tranche A 2LN, term loan 5.25% 6/24/13 (e)	5,000	4,969
Tranche A1, term loan 5.5% 12/20/13 (e)	1,827	1,816
Tranche B1, term loan 6% 12/20/15 (e)	4,985	4,960
Tranche B1-A, term loan 6.5% 12/20/15 (e)	10,493	10,427
RE/MAX LLC term loan 5.5% 4/14/16 (e)	3,990	3,970
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (e)	5,351	4,669
Tranche 2LN, term loan 13.5% 10/15/17	6,000	6,300
Tranche B, term loan 3.3472% 10/10/13 (e)	18,882	16,474
Tranche DD, term loan 3.3801% 10/10/13 (e)	12,385	10,775
		66,847
Insurance - 0.1%
USI Holdings Corp. Tranche B, term loan 3.29% 5/4/14 (e)	3,000	2,730
Leisure - 1.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (e)	5,000	4,650
Cedar Fair LP Tranche B, term loan 5.5% 12/15/16 (e)	14,000	14,070
Six Flags, Inc. term loan 6.25% 6/30/16 (e)	10,000	9,800
Town Sports International LLC term loan 2.375% 2/27/14 (e)	2,881	2,636
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (e)	28,870	28,798
		59,954
Metals/Mining - 0.5%
Compass Minerals Tranche B, term loan 1.9335% 12/22/12 (e)	8,780	8,692
Novelis Corp. term loan 2.4869% 7/6/14 (e)	18,318	17,539
Oxbow Carbon LLC Tranche B, term loan 2.5334% 5/8/14 (e)	1,493	1,403
		27,634
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Paper - 1.8%
Domtar Corp. Tranche B, term loan 1.7119% 3/7/14 (e)	$ 722	$ 722
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5217% 12/20/12 (e)	44,135	43,473
Tranche B, term loan 2.5373% 12/20/12 (e)	12,529	12,341
Graham Packaging Co. LP Tranche C, term loan 6.75% 4/5/14 (e)	1,995	2,010
Graphic Packaging International, Inc. Tranche B, term loan 2.497% 5/16/14 (e)	7,123	6,874
Smurfit-Stone Container Enterprises, Inc. term loan 6.75% 2/22/16 (e)	44,000	43,780
White Birch Paper Co.:
term loan 12% 12/1/10 (e)	413	409
Tranche 1LN, term loan 7% 5/8/14 (c)(e)	1,995	199
Tranche DD, term loan 5.884% 12/1/10 (e)(g)	143	142
		109,950
Publishing/Printing - 1.5%
Cenveo Corp.:
Tranche C, term loan 5.0393% 6/21/13 (e)	1,317	1,292
Tranche DD, term loan 5.0393% 6/21/13 (e)	56	55
Dex Media East LLC term loan 2.9497% 10/24/14 (e)	12,136	9,830
Dex Media West LLC/Dex Media West Finance Co. term loan 7.5% 10/24/14 (e)	2,530	2,226
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.5975% 6/12/14 (e)	12,943	11,778
Idearc, Inc. term loan 10.25% 12/31/15 (e)	3,433	2,884
Newsday LLC term loan 10.5% 8/1/13	3,000	3,143
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (e)	14,000	13,335
R.H. Donnelley Corp. term loan 9.25% 10/24/14 (e)	15,488	13,630
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (e)	37,680	33,394
		91,567
Railroad - 0.3%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.1899% 4/28/13 (e)	15,338	14,724
Tranche C, term loan 1.9806% 4/28/13 (e)	2,910	2,779
		17,503
Restaurants - 0.2%
Buffets, Inc. Tranche 1LN, term loan 12% 4/22/15 (e)	3,990	3,611
Burger King Corp. Tranche B1, term loan 2.0625% 6/30/12 (e)	2,305	2,282
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (e)	$ 336	$ 294
term loan 2.875% 6/14/14 (e)	4,089	3,577
Wendy's/Arby's Restaurants LLC term loan 5% 5/24/17 (e)	4,000	4,010
		13,774
Services - 2.4%
Altegrity, Inc. Tranche D, term loan 7.75% 2/21/15 (e)	2,000	1,988
ARAMARK Corp.:
Credit-Linked Deposit 2.2206% 1/26/14 (e)	1,035	960
term loan 2.4084% 1/26/14 (e)	13,055	12,108
Credit-Linked Deposit 3.5984% 7/26/16 (e)	2,098	2,014
Tranche B, term loan 3.7834% 7/26/16 (e)	31,896	30,620
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (e)	7,168	7,114
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.8125% 2/7/14 (e)	2,532	2,260
Fidelity National Information Services, Inc. Tranche B, term loan 5.25% 7/18/16 (e)	42,000	42,105
Hertz Corp.:
Credit-Linked Deposit 2.0869% 12/21/12 (e)	308	298
Tranche B, term loan 2.0981% 12/21/12 (e)	1,667	1,612
Iron Mountain, Inc. term loan 2.0625% 4/16/14 (e)	9,700	9,603
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (e)	6,965	6,939
ServiceMaster Co.:
term loan 2.8906% 7/24/14 (e)	21,841	20,148
Tranche DD, term loan 2.85% 7/24/14 (e)	1,781	1,643
The Geo Group, Inc. Tranche B, term loan 4.75% 7/28/16 (e)	6,500	6,516
		145,928
Shipping - 0.1%
Ozburn Hessey Holding Co. LLC:
Tranche 1LN, term loan 7.5% 4/8/16 (e)	5,985	6,000
Tranche 2LN, term loan 10.5% 10/8/16 (e)	1,000	983
		6,983
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.7%
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (e)	$ 15,414	$ 14,489
Tranche B2, term loan 5.0106% 7/31/16 (e)	9,285	8,913
Sally Holdings LLC Tranche B, term loan 2.6% 11/16/13 (e)	7,935	7,677
Toys 'R' Us, Inc. term loan 4.5972% 7/19/12 (e)	12,975	12,813
		43,892
Super Retail - 0.7%
Bass Pro Group LLC Tranche B, term loan 5.0564% 4/12/15 (e)	5,985	5,955
Dollar General Corp. Tranche B1, term loan 3.092% 7/6/14 (e)	14,244	13,639
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (e)	4,570	4,364
Harbor Freight Tools USA, Inc. term loan 5.0157% 2/24/16 (e)	1,939	1,932
IMS Health, Inc. term loan 5.25% 2/26/16 (e)	3,961	3,916
J. Crew Group, Inc. term loan 2.125% 5/15/13 (e)	1,677	1,576
PETCO Animal Supplies, Inc. term loan 2.6799% 10/26/13 (e)	7,628	7,284
		38,666
Technology - 4.6%
Avaya, Inc. term loan 3.2597% 10/24/14 (e)	25,841	22,869
CommScope, Inc. Tranche B, term loan 3.0276% 12/27/14 (e)	3,724	3,640
Dealer Computer Services, Inc. term loan 5.25% 4/21/17 (e)	19,066	18,875
First Data Corp.:
Tranche B1, term loan 3.0796% 9/24/14 (e)	17,227	14,945
Tranche B2, term loan 3.0972% 9/24/14 (e)	36,431	31,604
Tranche B3, term loan 3.0796% 9/24/14 (e)	14,672	12,728
Flextronics International Ltd.:
Tranche B A2, term loan 2.5972% 10/1/14 (e)	1,381	1,305
Tranche B A3, term loan 2.5956% 10/1/14 (e)	1,611	1,523
Tranche B-B, term loan 2.5956% 10/1/12 (e)	11,783	11,400
Freescale Semiconductor, Inc. term loan 4.5956% 12/1/16 (e)	61,218	56,168
Intersil Corp. term loan 4.7476% 4/27/16 (e)	6,815	6,832
Itron, Inc. term loan 3.85% 4/18/14 (e)	4,846	4,797
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (e)	$ 863	$ 807
Tranche 2LN, term loan 6.2834% 6/11/15 (e)	5,750	5,362
Open Text Corp. term loan 2.5972% 10/2/13 (e)	5,664	5,509
RedPrairie Corp. term loan 6% 3/24/16 (e)	1,995	1,975
Spansion, Inc. term loan 7.5% 2/1/15 (e)	7,980	7,950
SunGard Data Systems, Inc.:
term loan:
2.0946% 2/28/14 (e)	37,525	35,367
4.0028% 2/28/16 (e)	12,956	12,503
Tranche C, term loan 6.75% 2/28/14 (e)	4,927	4,903
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (e)	10,913	10,885
Verifone, Inc. Tranche B, term loan 3.1% 10/31/13 (e)	4,005	4,005
		275,952
Telecommunications - 4.6%
Asurion Corp.:
Tranche 1LN, term loan 3.3557% 7/3/14 (e)	10,937	10,500
Tranche 2LN, term loan 6.8425% 7/3/15 (e)	14,000	13,773
Crown Castle International Corp. Tranche B, term loan 1.8472% 3/6/14 (e)	9,375	8,977
Digicel International Finance Ltd. term loan 3.0625% 3/30/12 (e)	8,667	8,385
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)	2,994	1,946
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (e)	1,229	860
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (e)	53,000	49,555
Intelsat Ltd. Tranche B, term loan 3.0333% 7/3/13 (e)	30,529	29,613
Level 3 Financing, Inc. term loan:
2.7237% 3/13/14 (e)	29,000	25,883
11.5% 3/13/14 (e)	3,000	3,240
MetroPCS Wireless, Inc. Tranche B, term loan:
2.625% 11/3/13 (e)	10,867	10,650
2.625% 11/3/16 (e)	14,823	14,675
NTELOS, Inc. Tranche B, term loan 5.75% 8/7/15 (e)	3,000	3,000
Floating Rate Loans (h) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
PanAmSat Corp.:
Tranche B2 A, term loan 3.0333% 1/3/14 (e)	$ 16,925	$ 16,079
Tranche B2 B, term loan 3.0333% 1/3/14 (e)	16,920	16,074
Tranche B2 C, term loan 3.0333% 1/3/14 (e)	16,920	16,074
Telesat Holding, Inc.:
Tranche A, term loan 3.35% 10/31/14 (e)	9,139	8,888
Tranche DD, term loan 3.35% 10/31/14 (e)	785	763
Time Warner Telecom, Inc. Tranche B, term loan 2.1% 1/7/13 (e)	4,845	4,651
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.6577% 5/26/13 (e)	6,000	5,850
Tranche C 1LN, term loan 4.6577% 5/26/14 (e)	6,000	5,850
Windstream Corp.:
Tranche B1, term loan 1.9857% 7/17/13 (e)	6,079	5,836
Tranche B2, term loan 3.2357% 12/17/15 (e)	16,887	16,550
		277,672
Textiles & Apparel - 0.7%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (e)	6,449	6,449
Levi Strauss & Co. New term loan 2.5972% 4/4/14 (e)	3,000	2,768
Phillips-Van Heusen Corp. Tranche B, term loan 4.75% 5/6/16 (e)	30,731	30,885
William Carter Co. term loan 1.846% 6/29/12 (e)	2,625	2,599
		42,701
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (e)	13,826	13,411
TOTAL FLOATING RATE LOANS (Cost $4,437,653)		4,448,187
Nonconvertible Bonds - 16.2%

Aerospace - 0.1%
ManTech International Corp. 7.25% 4/15/18 (d)	6,000	6,120
Air Transportation - 0.3%
Continental Airlines, Inc. 3.6613% 6/2/13 (e)	949	844
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,105
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	2,000	2,170
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,090
United Air Lines, Inc. 9.875% 8/1/13 (d)	4,715	4,998
		20,207
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - 2.5%
Accuride Corp. 9.5% 8/1/18 (d)	$ 1,105	$ 1,130
ArvinMeritor, Inc.:
8.125% 9/15/15	2,000	2,010
10.625% 3/15/18	2,880	3,132
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (d)	2,810	2,922
Ford Motor Credit Co. LLC:
3.2768% 1/13/12 (e)	13,000	12,675
5.7871% 6/15/11 (e)	31,000	31,505
General Motors Acceptance Corp.:
2.7384% 12/1/14 (e)	40,000	34,400
6.875% 9/15/11	34,000	34,680
7.25% 3/2/11	6,000	6,105
GMAC LLC 6% 12/15/11	2,000	2,005
Lear Corp. 7.875% 3/15/18	1,980	2,044
Navistar International Corp. 8.25% 11/1/21	4,285	4,510
RSC Equipment Rental, Inc. 10% 7/15/17 (d)	2,000	2,200
Tenneco, Inc.:
8.625% 11/15/14	6,000	6,225
10.25% 7/15/13	2,000	2,033
TRW Automotive, Inc.:
7% 3/15/14 (d)	2,000	2,040
8.875% 12/1/17 (d)	2,060	2,204
		151,820
Banks and Thrifts - 0.3%
GMAC LLC:
2.7384% 12/1/14 (e)	2,000	1,720
6% 4/1/11	3,000	3,034
6% 12/15/11	2,000	2,025
6.875% 9/15/11	9,000	9,180
		15,959
Broadcasting - 0.5%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	16,870	17,545
Series B 9.25% 12/15/17 (d)	12,485	13,109
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (d)	2,000	2,040
		32,694
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	2,009	2,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (d)	$ 4,440	$ 4,662
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	4,000	4,010
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,744
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,520
		35,936
Capital Goods - 0.1%
Coleman Cable, Inc. 9% 2/15/18	3,000	3,000
Esco Corp. 4.4121% 12/15/13 (d)(e)	2,000	1,800
		4,800
Chemicals - 0.4%
Georgia Gulf Corp. 9% 1/15/17 (d)	4,000	4,210
Lyondell Chemical Co. 11% 5/1/18	3,000	3,229
NOVA Chemicals Corp. 3.7476% 11/15/13 (e)	18,595	17,340
		24,779
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15	880	972
Reddy Ice Corp. 11.25% 3/15/15 (d)	2,000	2,090
		3,062
Containers - 0.7%
Berry Plastics Corp.:
5.2759% 2/15/15 (e)	26,000	25,090
8.25% 11/15/15	10,000	10,250
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,310
Solo Cup Co. 10.5% 11/1/13	3,850	4,023
		43,673
Diversified Media - 0.1%
Lamar Media Corp. 7.875% 4/15/18 (d)	4,000	4,160
Electric Utilities - 1.4%
AES Corp.:
7.75% 3/1/14	3,000	3,135
9.375% 9/15/10	9,000	9,045
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	4,000	4,180
CMS Energy Corp.:
1.4759% 1/15/13 (e)	8,000	7,540
6.3% 2/1/12	3,000	3,120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Holdings Corp. 10% 1/15/20 (d)	$ 27,320	$ 27,388
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	173
Mirant North America LLC 7.375% 12/31/13	8,997	9,244
NRG Energy, Inc. 7.375% 2/1/16	7,000	7,140
RRI Energy, Inc. 6.75% 12/15/14	10,963	11,237
		82,202
Energy - 0.3%
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	6,000	4,440
Chesapeake Energy Corp. 7.625% 7/15/13	3,000	3,195
LINN Energy LLC 8.625% 4/15/20 (d)	3,000	3,188
OPTI Canada, Inc. 9% 12/15/12 (d)	3,000	3,045
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,180
Western Refining, Inc. 10.75% 6/15/14 (d)(e)	2,000	1,820
		17,868
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,098
Rite Aid Corp. 10.25% 10/15/19	2,635	2,701
		5,799
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	3,735	3,567
Gaming - 0.1%
MGM Mirage, Inc. 9% 3/15/20 (d)	4,815	5,044
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (d)	2,000	2,055
		7,099
Healthcare - 0.9%
American Renal Holdings, Inc. 8.375% 5/15/18 (d)	2,930	2,967
Elan Finance PLC/Elan Finance Corp.:
4.4359% 11/15/11 (e)	22,000	21,670
4.6634% 12/1/13 (e)	2,000	1,930
Patheon, Inc. 8.625% 4/15/17 (d)	4,000	4,040
Senior Housing Properties Trust 8.625% 1/15/12	3,500	3,671
Tenet Healthcare Corp. 8.875% 7/1/19 (d)	16,000	17,560
		51,838
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (d)	2,000	2,140
CONSOL Energy, Inc. 8% 4/1/17 (d)	11,475	12,221
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (d)	6,645	7,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Drummond Co., Inc. 9% 10/15/14 (d)	$ 10,655	$ 11,241
FMG Finance Property Ltd. 4.5384% 9/1/11 (d)(e)	56,000	56,140
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	3,470	3,522
Teck Resources Ltd. 9.75% 5/15/14	17,810	21,650
		113,958
Paper - 0.2%
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	3,000	3,150
Cascades, Inc. 7.75% 12/15/17	3,000	3,090
Domtar Corp. 7.875% 10/15/11	2,000	2,135
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0944% 8/1/14 (e)	3,000	2,610
11.5% 7/1/14	1,885	2,055
		13,040
Publishing/Printing - 0.4%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(e)	21,245	21,351
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 7.625% 12/1/13	4,000	4,140
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15	1,845	1,979
Services - 0.2%
ARAMARK Corp. 3.8444% 2/1/15 (e)	2,000	1,840
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9359% 5/15/14 (e)	13,000	11,505
		13,345
Shipping - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	3,505	3,610
9.5% 12/15/14	3,000	2,940
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,075	7,853
		14,403
Steels - 0.0%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,115
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 6,000	$ 6,165
Sonic Automotive, Inc. 9% 3/15/18	2,720	2,774
		8,939
Technology - 0.7%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (d)	2,000	2,020
8.125% 12/15/17	4,000	4,210
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	11,960	12,394
10.125% 3/15/18 (d)	6,000	6,390
GeoEye, Inc. 9.625% 10/1/15 (d)	2,505	2,624
NXP BV/NXP Funding LLC 3.2759% 10/15/13 (e)	15,465	14,614
Seagate Technology International 10% 5/1/14 (d)	2,275	2,667
		44,919
Telecommunications - 3.4%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	22,000	23,016
Clearwire Escrow Corp. 12% 12/1/15 (d)	16,983	17,768
Frontier Communications Corp.:
8.25% 5/1/14	2,000	2,145
8.5% 4/15/20 (d)	4,000	4,280
Intelsat Ltd. 11.25% 6/15/16	4,000	4,325
iPCS, Inc.:
2.4694% 5/1/13 (e)	33,670	31,902
3.5944% 5/1/14 pay-in-kind (e)	21,611	20,099
Level 3 Financing, Inc. 4.14% 2/15/15 (e)	3,000	2,408
PAETEC Holding Corp. 8.875% 6/30/17	4,000	4,120
Qwest Corp.:
3.7871% 6/15/13 (e)	23,000	23,230
7.875% 9/1/11	15,000	15,675
8.375% 5/1/16	3,000	3,401
8.875% 3/15/12	3,000	3,244
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,480
7.625% 1/30/11	11,000	11,248
8.375% 3/15/12	19,000	20,140
tw telecom holdings, Inc. 8% 3/1/18	3,000	3,105
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	6,000	6,390
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	4,286	4,070
		204,046
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.1211% 12/15/14 (e)	$ 12,000	$ 11,430
Levi Strauss & Co. New 7.625% 5/15/20 (d)	3,000	3,045
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,000	4,170
		18,645
TOTAL NONCONVERTIBLE BONDS (Cost $936,274)		974,592
Foreign Government and Government Agency Obligations - 0.1%

Venezuelan Republic 1.5125% 4/20/11 (Reg. S) (e) (Cost $3,824)	4,000	3,770
Common Stocks - 0.7%
	Shares
Broadcasting - 0.1%
Citadel Broadcasting Corp.:
Class A (a)	109,503	3,024
Class B	5,717	154
Class B warrants 6/3/30 (a)	35,547	960
ION Media Networks, Inc. (a)	2,842	841
		4,979
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	80
Chemicals - 0.4%
LyondellBasell Industries NV:
Class A (a)	654,981	11,790
Class B (a)	599,811	10,797
		22,587
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	280
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	973
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.2%
HMH Holdings, Inc. (a)(f)	1,106,192	$ 6,361
RDA Holding Co. (a)	302,964	6,059
SuperMedia, Inc. (a)	7,943	168
		12,588
TOTAL COMMON STOCKS (Cost $51,967)		42,038
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0*)	1,888,944	0*
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.24% (b) (Cost $716,770)	716,770,439	$ 716,770
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $13,731)	$ 13,731	13,731
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $6,160,219)		6,199,088
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(195,304)
NET ASSETS - 100%		$ 6,003,784
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,115,000 or 5.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,361,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	1/14/09 - 3/9/10	$ 6,287

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,000 and $87,000, respectively. The coupon rate will be determined at time of settlement.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,731,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 5,486
Banc of America Securities LLC	2,076
Barclays Capital, Inc.	6,169
$ 13,731
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 902
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,540	$ 1,128	$ 12,420	$ 4,992
Financials	551	-	-	551
Industrials	80	80	-	-
Materials	22,587	22,587	-	-
Utilities	280	280	-	-
Corporate Bonds	974,592	-	974,592	-
Foreign Government and Government Agency Obligations	3,770	-	3,770	-
Floating Rate Loans	4,448,187	-	4,448,187	-
Other	0	-	-	0
Money Market Funds	716,770	716,770	-	-
Cash Equivalents	13,731	-	13,731	-
Total Investments in Securities:	$ 6,199,088	$ 740,845	$ 5,452,700	$ 5,543
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	709
Cost of Purchases	3,827
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,543
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 709

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $6,110,151,000. Net unrealized appreciation aggregated $88,937,000, of which $192,141,000 related to appreciated investment securities and $103,204,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010